UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4443

Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2007

Item 1. Reports to Stockholders

Semiannual Report September 30, 2007

EATON VANCE
NATIONAL
LIMITED
MATURITY
MUNICIPALS
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2007

INVESTMENT UPDATE

Eaton Vance National Limited Maturity Municipals Fund (the “Fund”) is designed to provide a high level of current income exempt from regular federal income tax and limited principal fluctuation. The Fund invests primarily in investment-grade municipal obligations but may also invest in lower-rated obligations.

Economic and Market Conditions

Third quarter economic growth rose 3.1%, following the 3.8% growth rate achieved in the second quarter of 2007, according to preliminary Commerce Department data. During the third quarter ended September 30, the housing sector continued to struggle, as market concerns related to subprime mortgages caused a number of mortgage lenders to file for bankruptcy protection and others to limit new mortgage originations. Building permits and housing starts have both fallen significantly from their highs in early 2006, while sales of new and existing homes are down from their 2005 peaks. However, the weaker dollar is having a stimulative effect on economic growth in export-related industries and on U.S.-based multinational companies whose foreign profits are translated into more dollars. Overall, we believe the economy appears to be slowing, but in a somewhat controlled manner.

According to the Federal Reserve’s (the “Fed”) preferred inflation indicator, the Personal Consumption Expenditure (PCE) price deflator, both absolute and core (excludes food and energy) inflation is fairly well contained within the upper end of the Fed’s comfort zone. In an unscheduled August 17, 2007 meeting, the Fed lowered its Discount Rate – the rate charged to banks borrowing directly from the Fed – to 5.75% from 6.25%. The move was aimed at providing liquidity during a period of increased uncertainty and tighter credit conditions that surfaced rapidly in mid-August. On September 18, 2007, the Fed lowered its Federal Funds Rate to 4.75% from 5.25% – its first rate cut since the Fed stopped raising rates in June 2006 – and lowered the Discount Rate again to 5.25% from 5.75%.

Municipal market supply rose to record levels in the first half of 2007, resulting in underperformance of the municipal sector. On September 30, 2007, long-term AAA-rated municipal bonds yielded 93.9% of U.S. Treasury bonds with similar maturities.(1)

For the six months ended September 30, 2007, the Lehman Brothers 7-Year Municipal Bond Index(2) (the “Index”), a broad-based, unmanaged index of investment grade municipal debt securities with an average maturity of 7 years, posted a gain of 2.17%. For more information about the Fund’s performance and that of funds in the same Lipper Classification,(2) see the Performance Information and Portfolio Composition page that follows.

Management Discussion

The Fund currently invests primarily in intermediate maturity municipal bonds, seeking to maintain a weighted average duration of between three and nine years (duration is a measure of interest-rate sensitivity; the shorter a bond’s duration, the less sensitive its price will be to changes in market interest rates). Shorter maturity bonds usually provide somewhat less tax-exempt income than longer ones but also usually exhibit lower price volatility.

The Fund underperformed its benchmark Index during the six months ended September 30, 2007. Much of the underperformance can be attributed to the broader based credit scare that took hold of the fixed-income markets in late August. Yields on some municipal bonds reached 105% of U.S. Treasury yields. We believe that the ratio was not the result of any fundamental problems within the municipal market, but rather reflected the extreme dislocation in the fixed-income marketplace caused by the subprime fears, hedge fund problems, the decentralized municipal marketplace and illiquidity across a range of markets. The Fund’s exposure to more liquid, higher-credit quality bonds actually hurt performance as hedge funds and other non-traditional municipal market participants sold large positions of their most liquid bonds in order to raise cash.

Historically, there have been only a few instances of municipals trading at the cheap levels seen in August 2007, and it has generally been a short-term phenomenon. During September, municipals outperformed Treasury bonds, as municipal yields reverted to their more historic relationship to Treasuries. Overall, liquidity has returned to the fixed-income marketplace, with a more rational view of the market and risk assessment.

(1) Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Fund’s yield.

(2) It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Past performance is no guarantee of future results.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

1

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1) As of 9/30/07	Class A	Class B	Class C
Share Class Symbol	EXNAX	ELNAX	EZNAX
Average Annual Total Returns (at net asset value)
Six Months	0.32%	-0.07%	-0.07%
One Year	2.01	1.25	1.33
Five Years	3.96	3.18	3.18
Ten Years	4.58	3.78	3.73
Life of Fund†	4.89	4.30	3.63
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-1.94%	-3.02%	-1.06%
One Year	-0.28	-1.69	0.35
Five Years	3.48	3.18	3.18
Ten Years	4.34	3.78	3.73
Life of Fund†	4.68	4.30	3.63

†Inception Dates – Class A: 6/27/96; Class B: 5/22/92; Class C: 12/8/93

Total Annual Operating Expenses(2)	Class A	Class B	Class C
Expense Ratio	0.88%	1.63%	1.63%

Distribution rates/Yields	Class A	Class B	Class C
Distribution Rate(3)	3.80%	3.05%	3.05%
Taxable-Equivalent Distribution Rate(3),(4)	5.85	4.69	4.69
SEC 30-day Yield(5)	3.74	3.06	3.08
Taxable-Equivalent SEC 30-day Yield(4),(5)	5.75	4.71	4.74

Index Performance(6)
Lehman Brothers 7-Year Municipal Bond Index – Average Annual Total Returns
Six Months	2.17%
One Year	3.81
Five Years	3.53
Ten Years	4.99

Lipper Averages(7)
Lipper Intermediate Municipal Debt Funds Classification — Average Annual Total Returns
Six Months	1.20%
One Year	2.53
Five Years	2.79
Ten Years	4.23

Portfolio Manager: William H. Ahern, CFA

Rating Distribution*(8),(9)

By total investments

* The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at September 30, 2007, is as follows, and the average rating is AA:

AAA	53.5%	BB	0.4%
AA	13.5%	B	2.6%
A	12.9%	CCC	0.3%
BBB	7.8%	Non-Rated	9.0%

Fund Statistics(9),(10)

• Number of Issues:	216
• Average Maturity:	13.1 years
• Average Effective Maturity:	9.5 years
• Average Call Protection:	8.3 years
• Average Dollar Price:	$104.79

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 8/1/07. Includes interest expense of 0.10% relating to the Fund’s liability with respect to floating-rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(4) Taxable-equivalent figure assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Intermediate Municipal Debt Funds Classification contained 160, 158, 111 and 74 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) As of 9/30/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(10) Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

2

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2007

MORNINGSTAR RATINGS™

EATON VANCE NATIONAL LIMITED MATURITY

MUNICIPALS FUND – CLASS A

	OVERALL	3-YEAR	5-YEAR	10-YEAR
	****	****	****	****
Load waived	*****	*****	*****	****
MUNI NATIONAL INTERMEDIATE CATEGORY	244 FUNDS	244 FUNDS	213 FUNDS	128 FUNDS

Based on risk-adjusted returns. Eaton Vance offers other mutual funds that are not listed here and that do not have similar performance records.

The Overall Morningstar Rating™ for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating™ metrics.

©2007 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers is responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on how a fund ranks on a Morningstar Risk-Adjusted Return measure against other funds in the same category. This measure takes into account variations in a fund’s monthly performance after adjusting for sales loads (except for load-waived A shares), redemption fees, and the risk-free rate, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars; the next 22.5% receive 4 stars; the next 35% receive 3 stars; the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

Load-waived A share star ratings do not include any front-end sales load and are intended for those investors who have access to such purchase terms (e.g., plan participants of a defined contribution plan). Not all A share mutual funds for which Morningstar calculates a load-waived A share star rating may actually waive their front-end load. Therefore, Morningstar strongly encourages investors to contact their investment professional to determine whether they are eligible to purchase the A share without paying the front load. The Morningstar Rating may differ among share classes of a mutual fund as a result of different sales loads and/or expense structure.

As interest rates rise, the value of fixed-income securities is likely to decrease. Fluctuations in the value of securities may not affect interest income on existing securities, but will be reflected in the funds’ net asset values. A portion of income may be subject to federal alternative minimum tax. Please see the Fund’s prospectus for more information. Consult tax/legal advisor before making any tax-related investment decisions.

3

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2007 – September 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance National Limited Maturity Municipals Fund

	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)	Expenses Paid During Period* (4/1/07 – 9/30/07)
Actual
Class A	$1,000.00	$1,003.20	$3.87
Class B	$1,000.00	$999.30	$7.62
Class C	$1,000.00	$999.30	$7.62
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.90
Class B	$1,000.00	$1,017.40	$7.69
Class C	$1,000.00	$1,017.40	$7.69

* Expenses are equal to the Fund's annualized expense ratio of 0.77% for Class A shares, 1.52% for Class B shares, and 1.52% for Class C shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2007.

4

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.2%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.1%
$2,260	Carbon County, PA, Industrial Development Authority/Agency, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$2,347,281
985	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	1,015,614
675	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	671,389
2,500	Western Generation Agency, OR, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	2,511,700
		$6,545,984
Education — 2.7%
$2,000	Illinois Educational Facility Authority, (Art Institute of Chicago), 4.45%, 3/1/34	$2,020,740
420	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	427,405
250	Maryland State Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.25%, 7/1/18	254,102
2,815	Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	3,145,284
1,235	New Jersey Educational Facilities Authority, (Steven's Institute of Technology), 5.00%, 7/1/12	1,308,544
6,000	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 11/15/23	6,392,700
1,700	University of Illinois, 0.00%, 4/1/15	1,253,257
1,000	University of Illinois, 0.00%, 4/1/16	702,000
		$15,504,032
Electric Utilities — 2.2%
$1,000	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	$1,037,510
2,500	New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,649,800
3,050	New York Energy Research and Development Authority Facility, (AMT), 4.70%, 6/1/36	3,051,525
1,000	North Carolina Municipal Power Agency, (Catawba), 6.375%, 1/1/13	1,055,090
1,250	Sam Rayburn, TX, Municipal Power Agency, Power Supply System, 6.00%, 10/1/16	1,307,300
1,000	San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21	1,001,950
2,500	Wake County, NC, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	2,630,100
		$12,733,275

Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 5.4%
$1,500	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18	$1,617,630
1,650	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33(1)	2,023,180
125	Forsyth County, GA, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.00%, 10/1/08	126,354
500	Kershaw County, SC, School District, Prerefunded to 2/1/10, 5.00%, 2/1/18	516,415
3,500	Maricopa County, AZ, Industrial Development Authority, Multifamily, Escrowed to Maturity, 6.45%, 1/1/17(2)	3,564,505
410	Maricopa County, AZ, Industrial Development Authority, Multifamily, Escrowed to Maturity, 7.875%, 1/1/11	432,587
235	Massachusetts Industrial Finance Agency, (Forge Hill), (AMT), Prerefunded to 4/1/08, 6.75%, 4/1/30	242,903
3,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,212,160
180	Mesquite, TX, Health Facilities Development, (Christian Care Centers), Escrowed to Maturity, 7.00%, 2/15/10	187,402
2,000	Michigan Hospital Finance Authority, (Henry Ford Health System), Prerefunded to 3/1/13, 5.50%, 3/1/14	2,180,040
465	New York, NY, Series B, Prerefunded to 12/1/11, 5.625%, 12/1/13	503,572
1,195	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,194,546
460	North Miami, FL, Health Facilities Authority, (Imperial Club), Prerefunded to 1/1/09, 6.75%, 1/1/33	488,161
1,000	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	1,032,800
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/10, 6.375%, 11/15/20	2,181,020
10,000	Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	11,094,100
470	Wisconsin Health and Educational Facilities Authority, (Wisconsin Illinois Senior Housing), Prerefunded to 8/1/09, 7.00%, 8/1/29	501,795
		$31,099,170
General Obligations — 12.4%
$15,000	California, 5.00%, 8/1/19	$15,965,100
9,575	Klein, TX, Independent School District, 3.75%, 8/1/21	8,901,494
10,000	Maryland, 5.00%, 3/15/21	10,744,600
10,000	Maryland State and Local Facilities, Second Series, 5.00%, 8/1/18	10,924,800
1,650	McAllen, TX, Independent School District, (PSF), 4.50%, 2/15/18	1,652,607
16,080	Minnesota, 5.00%, 11/1/22	17,162,184

See notes to financial statements
5

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
General Obligations (continued)
$5,000	New York, NY, Series A, 5.00%, 8/1/19	$5,302,100
1,035	New York, NY, Series B, 5.625%, 12/1/13	1,110,865
		$71,763,750
Health Care-Miscellaneous — 0.1%
$337	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(1)	$344,759
		$344,759
Hospital — 7.0%
$550	Colorado Health Facilities Authority, (Parkview Episcopal Medical Center), 5.75%, 9/1/09	$568,518
2,500	Cuyahoga County, OH, (Cleveland Clinic Health System), 6.00%, 1/1/17	2,772,350
2,500	Henderson, NV, Health Care Facilities, (Catholic Healthcare West), 5.00%, 7/1/13	2,611,600
1,250	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.00%, 11/15/16	1,320,075
1,950	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/20	2,035,137
1,000	Lexington County, SC, (Health Services, Inc.), 5.00%, 11/1/15	1,046,890
7,470	Michigan Hospital Finance Authority, (Ascension Health), 5.00%, 11/1/12(3)	7,855,751
225	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.20%, 10/1/07	225,034
190	Michigan Hospital Finance Authority, (Gratiot Community Hospital), 6.10%, 10/1/07	190,021
1,000	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	1,028,960
2,000	Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/12	2,084,100
1,750	Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/13	1,832,547
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/18	2,159,660
500	Quincy, IL, Hospital Revenue, 5.00%, 11/15/08	506,170
1,740	Saginaw, MI, Hospital Finance Authority, 5.125%, 7/1/22	1,785,814
2,000	South Carolina Jobs-Economic Development Authority, (Palmetto Health Alliance), 6.00%, 8/1/12	2,144,620
6,785	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/15	7,175,070
1,000	Sullivan County, TN, Health Educational and Housing Facilities Board, (Wellmont Health System), 5.00%, 9/1/19	1,011,090
1,000	University of Kansas Hospital Authority, 5.00%, 9/1/16	1,051,930
1,000	University of Kansas Hospital Authority, 5.00%, 9/1/17	1,047,390
		$40,452,727

Principal Amount (000's omitted)	Security	Value
Housing — 1.1%
$2,500	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	$2,468,650
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	623,928
655	Sandoval County, NM, Multifamily, 6.00%, 5/1/32(1)	645,437
95	Texas Student Housing Corp., (University of Northern Texas), 9.375%, 7/1/06(4)	92,601
2,400	Vancouver, WA, Housing Authority, 4.20%, 3/1/08	2,401,080
		$6,231,696
Industrial Development Revenue — 8.9%
$115	Austin, TX, (Cargoport Development LLC), (AMT), 7.50%, 10/1/07	$115,011
415	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	452,703
1,500	Dallas-Fort Worth, TX, International Airport Facilities Improvements Corp., (AMT), 9.00%, 5/1/29	1,746,195
1,625	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	1,502,134
1,195	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	1,184,819
1,630	Houston, TX, Industrial Development Corp., (AMT), 6.375%, 1/1/23	1,695,314
10,000	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	11,167,000
1,000	Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.50%, 12/1/13	994,460
1,435	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,535,751
1,440	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	1,463,126
3,000	New York, NY, Industrial Development Agency, (American Airlines), (AMT), 7.50%, 8/1/16	3,359,580
2,750	New York, NY, Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/14	2,974,620
1,500	Nez Perce County, ID, PCR, (Potlatch Corp.), 6.125%, 12/1/07	1,502,730
1,850	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	1,834,053
10,175	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	10,165,028
2,825	Toledo Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	2,903,083
7,605	Virgin Islands Public Finance Authority, (Hovensa LLC), (AMT), 4.70%, 7/1/22	7,134,631
		$51,730,238

See notes to financial statements
6

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education — 1.4%
$2,025	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	$2,235,296
5,150	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,724,946
500	Southern Illinois University, Housing and Auxiliary Facilities, (MBIA), 0.00%, 4/1/17	336,705
		$8,296,947
Insured-Electric Utilities — 2.2%
$750	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	$790,702
2,000	Forsyth, MT, PCR, (Avista Corp.), (AMBAC), 5.00%, 10/1/32(5)	2,036,560
3,000	Illinois Municipal Electric Agency Power Supply, Series A, (FGIC), 5.25%, 2/1/16	3,295,500
4,800	Long Island Power Authority, NY, (FGIC), 5.00%, 12/1/19(3)	5,129,040
400	Piedmont, SC, Municipal Power Agency, (MBIA), 5.00%, 1/1/15	405,104
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,122,450
		$12,779,356
Insured-Escrowed / Prerefunded — 2.7%
$1,000	Laredo, TX, Certificates of Obligation, (MBIA), Prerefunded to 2/15/08, 4.50%, 2/15/17	$1,003,760
425	Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	433,946
1,000	Metropolitan Transportation Authority, NY, Transit Facilities, (FGIC), Prerefunded to 10/1/15, 4.50%, 4/1/18(2)	1,057,140
3,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, (0.00% until 11/15/07), 5.00%, 11/15/17	3,192,090
2,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, (0.00% until 11/15/07), 5.00%, 11/15/18	2,128,060
1,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, (0.00% until 11/15/07), 5.00%, 11/15/22	1,064,030
5,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, (0.00% until 11/15/07), 5.00%, 11/15/24	5,320,150
1,400	Springfield, OH, City School District, Clark County, (FGIC), Prerefunded to 12/1/17, 5.00%, 12/1/17	1,502,522
		$15,701,698

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 7.8%
$2,640	Boise City, ID, Independent School District, (MBIA), 5.00%, 8/1/17	$2,870,314
8,000	Boston, MA, (MBIA), 0.125%, 3/1/22	4,325,680
1,000	Canyon County, ID, School District No. 131 Nampa, (FSA), 5.00%, 9/15/16	1,092,090
1,225	Canyon County, ID, School District No. 131 Nampa, (FSA), 5.00%, 9/15/21	1,311,828
1,000	Hillsborough Township, NJ, School District, (FSA), 5.375%, 10/1/18	1,125,740
5,000	Jackson Township, NJ, School District, (Baptist Healthcare Systems), (MBIA), 5.25%, 6/15/23	5,571,650
1,055	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), 5.25%, 6/15/21	1,173,603
1,175	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), 5.25%, 6/15/22	1,307,258
650	Los Angeles, CA, Unified School District, (AMBAC), 5.00%, 7/1/17	711,119
5,000	Massachusetts, (MBIA), 5.50%, 10/1/20	5,686,750
10,000	Miami, FL, (MBIA), (Homeland Defense), 5.00%, 1/1/19	10,690,900
5,580	New Orleans, LA, (MBIA), 5.25%, 12/1/15	6,142,464
2,850	Springfield, OH, City School District, Clark County, (AMBAC), 4.30%, 12/1/14	2,896,512
1,000	St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/16	709,650
		$45,615,558
Insured-Hospital — 2.0%
$1,000	Harris County, TX, Hospital District, Series A, (MBIA), 5.00%, 2/15/11(6)	$1,044,960
1,000	Harris County, TX, Hospital District, Series A, (MBIA), 5.00%, 2/15/12(6)	1,053,870
1,000	Harris County, TX, Hospital District, Series A, (MBIA), 5.00%, 2/15/13(6)	1,062,010
500	Harris County, TX, Hospital District, Series A, (MBIA), 5.00%, 2/15/14(6)	533,985
3,555	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (MBIA), 5.00%, 8/1/19	3,740,251
3,745	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (MBIA), 5.00%, 8/1/20	3,926,071
		$11,361,147
Insured-Lease Revenue / Certificates of Participation — 0.7%
$2,000	New York Dormitory Authority, (SUNY), (XLCA), 5.25%, 7/1/32	$2,152,360
2,100	Texas Public Finance Authority, (MBIA), 0.00%, 2/1/12	1,782,606
		$3,934,966

See notes to financial statements
7

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Other Revenue — 2.3%
$10,800	Citizens Property Insurance Corp., FL, (Senior Secured High Risk Account), (MBIA), 5.00%, 3/1/13	$11,525,112
1,000	Louisiana Public Facility Authority, (Roman Catholic Church of New Orleans), (CIFG), 5.00%, 7/1/19	1,060,160
1,000	Missouri Development Finance Board Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/14	1,061,390
		$13,646,662
Insured-Pooled Loans — 1.6%
$9,650	Massachusetts Educational Financing Authority, (AMBAC), 4.60%, 1/1/22	$9,446,867
		$9,446,867
Insured-Special Tax Revenue — 3.9%
$3,000	Arlington, TX, (Dallas Cowboys), (MBIA), 5.00%, 8/15/34	$3,141,630
10,000	Garden State Preservation Trust, NJ, Open Space and Farmland, Series C, (FSA), 5.25%, 11/1/20	11,128,900
2,770	Julington Creek Plantation, FL, Community Development District, (MBIA), 4.75%, 5/1/19	2,838,474
5,000	Massachusetts Special Obligations, (FSA), 5.50%, 6/1/21	5,656,750
		$22,765,754
Insured-Transportation — 6.6%
$2,295	Chicago, IL, O'Hare International Airport, (MBIA), (AMT), 5.75%, 1/1/17	$2,421,684
1,000	Denver, CO, City and County Airport, (FSA), (AMT), 5.00%, 11/15/11	1,048,160
1,000	Houston, TX, Airport System, (FGIC), (AMT), 5.50%, 7/1/12	1,063,770
2,000	Kenton County, KY, Airport, (Cincinnati/Northern Kentucky), (MBIA), (AMT), 5.625%, 3/1/13	2,138,660
2,500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	2,636,475
1,000	Miami-Dade County, FL, Aviation, (Miami International Airport), (FGIC), (AMT), 5.50%, 10/1/13	1,071,680
2,000	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (AMT), 5.25%, 1/1/11	2,092,960
1,430	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (AMT), 6.00%, 1/1/11	1,507,005
5,000	New Jersey Transportation Trust Fund Authority, (FGIC), 5.50%, 12/15/20	5,667,300
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18	1,126,810
3,515	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 10/1/20	3,515,000
1,000	Port Seattle, WA, (MBIA), (AMT), 6.00%, 2/1/11	1,068,950

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$10,000	St. Louis, MO, Airport, (Lambert-St. Louis International Airport), (FSA), 5.00%, 7/1/20	$10,638,600
2,000	Wayne Charter County, MI, Metropolitan Airport, (FGIC), (AMT), 5.50%, 12/1/15	2,119,200
		$38,116,254
Insured-Water and Sewer — 0.5%
$2,425	Sunrise, FL, Utilities Systems, (AMBAC), 5.50%, 10/1/18	$2,706,252
		$2,706,252
Lease Revenue / Certificates of Participation — 3.5%
$7,870	California Public Works Board, (Department Health Services), 5.00%, 11/1/19	$8,301,670
5,565	Charleston, SC, Educational Excellence Finance Corp., (Charleston County School District Project), 5.00%, 12/1/20	5,838,075
2,500	Hudson Yards, NY, Infrastructure Corp., 5.00%, 2/15/47	2,540,100
3,385	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	3,780,199
		$20,460,044
Nursing Home — 0.5%
$675	Clovis, NM, Industrial Development Revenue, (Retirement Ranches, Inc.), 7.75%, 4/1/19	$695,453
2,565	Connecticut State Development Authority, (Alzheimers Resource Center), 5.20%, 8/15/17	2,525,961
		$3,221,414
Other Revenue — 3.9%
$1,000	Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	$1,016,650
890	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20(1)	914,021
1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	1,342,439
800	Mohegan Tribe, CT, Gaming Authority, 5.375%, 1/1/11(1)	807,296
4,500	Non-Profit Preferred Funding Trust, Various States, Series B, 4.47%, 9/15/37(1)	4,434,120
240	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	237,811
700	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	691,586
5,000	Seminole Tribe of Florida, Series A, 5.75%, 10/1/22(1)	5,258,250
1,700	Silicon Valley, CA, Tobacco Securitization Authority, 0.00%, 6/1/36	259,386
4,500	Tennessee Energy Acquisition Corp., 5.00%, 9/1/16	4,671,090
2,500	White Earth Band of Chippewa Indians, MN, Revenue, 6.375%, 12/1/11(1)	2,472,400

See notes to financial statements
8

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Other Revenue (continued)
$225	Willacy County, TX, Local Government Corp., 6.00%, 3/1/09	$230,036
370	Willacy County, TX, Local Government Corp. , 6.00%, 9/1/10	377,019
		$22,712,104
Pooled Loans — 0.4%
$1,300	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	$1,324,089
790	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	820,636
		$2,144,725
Senior Living / Life Care — 1.4%
$755	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	$780,504
1,105	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/08(7)	1,052,071
1,000	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	994,630
500	Kansas City, MO, Industrial Development Revenue, (Kingswood Manor), 5.80%, 11/15/17	499,770
200	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 4.85%, 1/1/13	199,024
1,350	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	1,321,043
1,150	Massachusetts Development Finance Agency, (Linden Ponds Inc.), Series A, 5.50%, 11/15/22	1,133,210
700	Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	675,759
750	New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	746,273
500	North Miami, FL, Health Care Facilties Revenue, (Imperial Club), 6.125%, 1/1/42	482,280
460	St. Joseph County, IN, Holy Cross Village, 5.55%, 5/15/19	461,615
		$8,346,179
Solid Waste — 2.1%
$3,400	Gilliam County, OR, Solid Waste Revenue, 4.15%, 8/1/25	$3,382,048
5,650	Mission, TX, Economic Development Corp., (Allied Waste North America, Inc.), 5.20%, 4/1/18	5,558,018
3,000	Niagara County, NY, Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), 5.55%, 11/15/24	3,070,800
		$12,010,866

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue — 4.8%
$1,035	Arbor Greene, FL, Community Development District, 5.00%, 5/1/19	$1,062,365
250	Black Hawk, CO, Device Tax Revenue, 5.00%, 12/1/18	251,903
1,417	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	1,417,609
275	Concorde Estates, FL, Community Development District, Capital Improvements, 5.00%, 5/1/11	275,184
280	Covington Park, FL, Community Development District, Capital Improvements, 5.00%, 5/1/21	284,404
2,000	Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	1,007,280
675	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	675,027
1,955	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	1,875,549
735	Fishhawk, FL, Community Development District II, 5.125%, 11/1/09	735,235
3,795	Florida State Department Transportation, 5.00%, 7/1/12	4,005,698
250	Frederick County, MD, Urbana Community Development Authority, 6.625%, 7/1/25	254,563
10	Gateway, FL, Services Community Development District, (Stoneybrook), 5.50%, 7/1/08	10,025
600	Heritage Harbor South, FL, Community Development District, Capital Improvements, 5.25%, 11/1/08	600,216
2,500	Highlands County, FL, Health Facility, 5.125%, 11/15/22	2,590,225
1,105	Jurupa, CA, Community Services District, 5.00%, 9/1/21	1,092,403
785	Jurupa, CA, Community Services District, 5.00%, 9/1/25	761,018
45	Longleaf, FL, Community Development District, 6.20%, 5/1/09	45,061
3,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/16	3,177,450
1,130	New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13	1,075,636
1,000	North Springs, FL, Improvements District, (Heron Bay North Assesment Area), 5.00%, 5/1/14	942,260
375	Park Meadows, CO, Business Improvement District, 5.00%, 12/1/17	370,883
1,400	Sterling Hill, FL, Community Development District, Capital Improvements, 5.10%, 5/1/11	1,363,040
620	Sterling Hill, FL, Community Development District, Capital Improvements, 5.50%, 11/1/10	620,694
3,400	Tisons Landing, FL, Community Development District, 5.00%, 11/1/11	3,287,018
245	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.00%, 5/1/09	247,911
		$28,028,657

See notes to financial statements
9

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Transportation — 4.1%
$1,140	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/25	$1,127,004
2,800	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/37	2,741,144
2,500	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.25%, 9/1/15	2,659,525
10,000	Maryland Transportation Authority, 5.00%, 3/1/18	10,805,400
5,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	5,509,350
1,000	Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,110,930
		$23,953,353
Water and Sewer — 4.9%
$9,085	Fairfax County, VA, Water Authority, 5.00%, 4/1/18	$9,874,850
11,980	Virginia State Resources Authority, Clean Water Revenue, 5.00%, 10/1/19	12,937,442
5,000	Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	5,708,600
		$28,520,892
Total Tax-Exempt Investments (identified cost $561,583,399)		$570,175,326
Short-Term Investments — 2.7%
Principal Amount (000's omitted)	Security	Value
$2,000	Connecticut State Health and Educational Facilities Authority, (Yale University), Series X-3, Variable Rate, 3.64%, 7/1/37(8)	$2,000,000
7,000	District Columbia University, (Georgetown University), (AMBAC), (3.70% until 4/1/08), Variable Rate, 4/1/41(8)	7,000,000
5,000	Massachusetts Development Finance Agency, (Suffolk University), Variable Rate, 6.00%, 7/1/32(8)	5,000,000
1,705	Massachusetts Development Finance Agency, (Wentworth Institute), Variable Rate, 6.00%, 10/1/33(8)	1,705,000
Total Short-Term Investments (identified cost $15,705,000)		$15,705,000
Total Investments — 100.9% (identified cost $577,288,399)		$585,880,326
Other Assets, Less Liabilities — (0.9)%		$(5,220,245)
Net Assets — 100.0%		$580,660,081

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

At September 30, 2007, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

New York	12.4%
Florida	12.3%
Others, representing less than 10% individually	76.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2007, 31.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 14.8% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of the securities is $16,899,463 or 2.91% of the Fund's net assets.

(2)  Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(4)  Defaulted bond.

(5)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(6)  When-issued security.

(7)  Security is in default with respect to scheduled principal payments.

(8)  Variable rate demand obligation. The stated rate represents the rate in effect at September 30, 2007.

See notes to financial statements
10

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of September 30, 2007

Assets
Investments, at value (identified cost, $577,288,399)	$585,880,326
Cash	220,338
Receivable for investments sold	135,138
Receivable for Fund shares sold	2,256,411
Interest receivable	7,518,225
Receivable for daily variation margin on open financial futures contracts	41,156
Total assets	$596,051,594
Liabilities
Payable for floating rate notes issued	$8,180,000
Payable for when-issued securities	3,617,310
Payable for Fund shares redeemed	2,190,113
Dividends payable	756,206
Payable to affiliate for distribution and service fees	245,102
Payable to affiliate for investment advisory fee	203,481
Interest expense and fees payable	127,065
Payable to affiliate for Trustees' fees	120
Accrued expenses	72,116
Total liabilities	$15,391,513
Net Assets	$580,660,081
Sources of Net Assets
Paid-in capital	$581,176,617
Accumulated net realized loss (computed on the basis of identified cost)	(9,093,451)
Accumulated distributions in excess of net investment income	(168,223)
Net unrealized appreciation (computed on the basis of identified cost)	8,745,138
Total	$580,660,081
Class A Shares
Net Assets	$486,308,830
Shares Outstanding	47,460,116
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.25
Maximum Offering Price Per Share (100 ÷ 97.75 of $10.25)	$10.49
Class B Shares
Net Assets	$7,552,364
Shares Outstanding	736,560
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.25
Class C Shares
Net Assets	$86,798,887
Shares Outstanding	9,034,588
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.61
On sales of $100,000 or more, the offering price of Class A shares is reduced.
* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
September 30, 2007

Investment Income
Interest	$12,022,294
Total investment income	$12,022,294
Expenses
Investment adviser fee	$1,127,833
Trustees' fees and expenses	11,519
Distribution and service fees Class A	321,229
Class B	42,820
Class C	376,438
Interest expense and fees	162,897
Transfer and dividend disbursing agent fees	123,210
Custodian fee	124,598
Legal and accounting services	30,700
Printing and postage	23,555
Registration fees	15,920
Miscellaneous	21,661
Total expenses	$2,382,380
Deduct — Reduction of custodian fee	$29,208
Total expense reductions	$29,208
Net expenses	$2,353,172
Net investment income	$9,669,122
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(2,968,559)
Financial futures contracts	(1,900,104)
Net realized loss	$(4,868,663)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(2,401,629)
Financial futures contracts	(314,778)
Net change in unrealized appreciation (depreciation)	$(2,716,407)
Net realized and unrealized loss	$(7,585,070)
Net increase in net assets from operations	$2,084,052

See notes to financial statements
11

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007
From operations — Net investment income	$9,669,122	$12,218,504
Net realized gain (loss) from investment transactions and financial futures contracts	(4,868,663)	132,986
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(2,716,407)	2,947,179
Net increase in net assets from operations	$2,084,052	$15,298,669
Distributions to shareholders — From net investment income Class A	$(8,246,106)	$(9,215,354)
Class B	(147,516)	(522,817)
Class C	(1,297,227)	(2,485,942)
Total distributions to shareholders	$(9,690,849)	$(12,224,113)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$196,003,866	$271,099,267
Class B	1,010,762	2,076,410
Class C	14,933,550	25,131,039
Net asset value of shares issued to shareholders in payment of distributions declared Class A	5,627,353	5,156,778
Class B	93,969	325,919
Class C	589,098	1,123,843
Cost of shares redeemed Class A	(80,109,793)	(98,725,649)
Class B	(925,980)	(4,671,636)
Class C	(8,812,516)	(23,124,512)
Net asset value of shares exchanged Class A	3,879,642	7,137,837
Class B	(3,879,642)	(7,137,837)
Net increase in net assets from Fund share transactions	$128,410,309	$178,391,459
Net increase in net assets	$120,803,512	$181,466,015
Net Assets
At beginning of period	$459,856,569	$278,390,554
At end of period	$580,660,081	$459,856,569
Accumulated distributions in excess of net investment income included in net assets
At end of period	$(168,223)	$(146,496)

See notes to financial statements
12

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended September 30, 2007		Year Ended March 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period	$10.420		$10.290	$10.210	$10.400	$10.250	$9.860
Income (loss) from operations
Net investment income	$0.197		$0.410	$0.411	$0.422	$0.437	$0.461
Net realized and unrealized gain (loss)	(0.165)		0.134	0.078	(0.187)	0.138	0.395
Total income from operations	$0.032		$0.544	$0.489	$0.235	$0.575	$0.856
Less distributions
From net investment income	$(0.202)		$(0.414)	$(0.409)	$(0.425)	$(0.425)	$(0.466)
Total distributions	$(0.202)		$(0.414)	$(0.409)	$(0.425)	$(0.425)	$(0.466)
Net asset value — End of period	$10.250		$10.420	$10.290	$10.210	$10.400	$10.250
Total Return(2)	0.32	%(7)	5.38%	4.88%	2.29%	5.70%	8.90%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$486,309		$367,010	$180,401	$152,111	$130,466	$119,619
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.71%(3)		0.78%	0.79%	0.80%†(4)	0.80%(4)	0.82%(4)
Interest and fee expense(5)	0.06%(3)		0.10%	—	—	—	—
Total expenses before custodian fee reduction	0.77%(3)		0.88%	0.79%	0.80%†(4)	0.80%(4)	0.82%(4)
Expenses after custodian fee reduction excluding interest and fees	0.70%(3)		0.76%	0.78%	0.79%†(4)	0.80%(4)	0.81%(4)
Net investment income	3.82%(3)		3.95%	3.99%	4.09%	4.22%	4.54%
Portfolio Turnover of the Portfolio	—		—	—	14%†(6)	27%(6)	24%(6)
Portfolio Turnover of the Fund	32%		38%	48%	19%	—	—

†  The operating expenses of the Fund reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(7)  Not annualized.

See notes to financial statements
13

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended September 30, 2007		Year Ended March 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period	$10.420		$10.290	$10.220	$10.410	$10.260	$9.860
Income (loss) from operations
Net investment income	$0.160		$0.340	$0.335	$0.346	$0.360	$0.381
Net realized and unrealized gain (loss)	(0.168)		0.127	0.068	(0.191)	0.142	0.405
Total income (loss) from operations	$(0.008)		$0.467	$0.403	$0.155	$0.502	$0.786
Less distributions
From net investment income	$(0.162)		$(0.337)	$(0.333)	$(0.345)	$(0.352)	$(0.386)
Total distributions	$(0.162)		$(0.337)	$(0.333)	$(0.345)	$(0.352)	$(0.386)
Net asset value — End of period	$10.250		$10.420	$10.290	$10.220	$10.410	$10.260
Total Return(2)	(0.07	)%(7)	4.60%	3.99%	1.51%	4.94%	8.15%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$7,552		$11,435	$20,610	$27,157	$33,731	$32,517
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.46%(3)		1.53%	1.54%	1.55%†(4)	1.55%(4)	1.57%(4)
Interest and fee expense(5)	0.06%(3)		0.10%	—	—	—	—
Total expenses before custodian fee reduction	1.52%(3)		1.63%	1.54%	1.55%†(4)	1.55%(4)	1.57%(4)
Expenses after custodian fee reduction excluding interest and fees	1.45%(3)		1.51%	1.53%	1.54%†(4)	1.55%(4)	1.56%(4)
Net investment income	3.10%(3)		3.27%	3.25%	3.36%	3.48%	3.75%
Portfolio Turnover of the Portfolio	—		—	—	14%(6)	27%(6)	24%(6)
Portfolio Turnover of the Fund	32%		38%	48%	19%	—	—

†  The operating expenses of the Fund reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(7)  Not annualized.

See notes to financial statements
14

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended September 30, 2007		Year Ended March 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)	2003(1)
Net asset value — Beginning of period	$9.770		$9.640	$9.580	$9.750		$9.610	$9.240
Income (loss) from operations
Net investment income	$0.149		$0.316	$0.313	$0.324		$0.335	$0.357
Net realized and unrealized gain (loss)	(0.157)		0.130	0.059	(0.171)		0.133	0.379
Total income (loss) from operations	$(0.008)		$0.446	$0.372	$0.153		$0.468	$0.736
Less distributions
From net investment income	$(0.152)		$(0.315)	$(0.312)	$(0.323)		$(0.328)	$(0.366)
Total distributions	$(0.152)		$(0.315)	$(0.312)	$(0.323)		$(0.328)	$(0.366)
Net asset value — End of period	$9.610		$9.770	$9.640	$9.580		$9.750	$9.610
Total Return(2)	(0.07	)%(8)	4.68%	3.93%	1.51	%(3)	4.93%	8.12%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$86,799		$81,411	$77,379	$77,325		$67,073	$46,629
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.46%(4)		1.53%	1.54%	1.55%†(5)		1.55%(5)	1.57%(5)
Interest and fee expense(6)	0.06%(4)		0.10%	—	—		—	—
Total expenses before custodian fee reduction	1.52%(4)		1.63%	1.54%	1.55%†(5)		1.55%(5)	1.57%(5)
Expenses after custodian fee reduction excluding interest and fees	1.45%(4)		1.51%	1.53%	1.54%†(5)		1.55%(5)	1.56%(5)
Net investment income	3.09%(4)		3.24%	3.25%	3.35%		3.45%	3.75%
Portfolio Turnover of the Portfolio	—		—	—	14%(7)		27%(7)	24%(7)
Portfolio Turnover of the Fund	32%		38%	48%	19%		—	—

†  The operating expenses of the Fund reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects a decrease of 0.07% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Annualized.

(5)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)  Not annualized.

See notes to financial statements
15

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance National Limited Maturity Municipals Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to provide a high level of current income exempt from regular federal income tax and limited principal fluctuation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Interest rate swaps are generally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available, and investments for which the price of a security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At March 31, 2007, the Fund, for federal income tax purposes, had capital loss carryforwards which will reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Amount	Expiration Date
$1,047,498	March 31, 2011
779,785	March 31, 2012
1,412,625	March 31, 2013
721,882	March 31, 2015

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement

16

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of September 30, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in inverse floating rate securities, whereby the Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special Purpose Vehicle (which is generally organized as a trust), (the SPV) set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Fund may enter into shortfall and forbearance agreements with the broker by which the Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. Pursuant to FASB Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" (FAS 140), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its Portfolio of Investments, and the Floating Rate Notes as a liability under the caption "Payable for floating rate notes issued" in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Fund's liability with respect to Floating Rate Notes is recorded as incurred. At September 30, 2007, the amount of the Fund's Floating Rate Notes outstanding and the related collateral were $8,180,000 and $12,984,791, respectively. The range of interest rates on the Floating Rate Notes outstanding for the six months ended September 30, 2007 was 3.90% to 3.91%.

The Fund's investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with

17

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

comparable credit quality and maturity. The Fund's investment policies do not allow the Fund to borrow money for purposes of making investments. Management believes that the Fund's restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FAS 140, which is distinct from a legal borrowing of the Fund to which the policies apply. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Fund may enter into financial futures contracts. The Fund's investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Fund bears the risk if the counterparties do not perform under the contracts' terms.

K  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Interim Financial Statements — The interim financial statements relating to September 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. For the six months ended September 30, 2007, the advisory fee amounted to $1,127,833 representing 0.43% (annualized) of the Fund's average daily net assets. EVM serves as the Administrator to the Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended September 30, 2007, EVM earned $5,871 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), the Fund's principal underwriter and a subsidiary of EVM, received $19,954 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2007.

18

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

EVD also receives distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Except as to Trustees of the Fund who are members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment advisory fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the six months ended September 30, 2007, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund's average daily net asset value attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2007 for Class A shares amounted to $321,229. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended September 30, 2007, the Fund paid or accrued $35,683 and $313,698 for Class B and Class C shares, respectively, to or payable to EVD, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At September 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $1,338,000 and $15,192,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that Class. The Trustees approved service fee payments equal to 0.15% per annum of the Fund's average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended September 30, 2007 amounted to $7,137 and $62,740 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending upon the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase, declining half a percentage point in the second and third year and one percentage point in the fourth year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSC received on Class B and Class C redemptions when no Uncovered Distribution Charges exist will be credited to the Fund. For the six months ended September 30, 2007, the Fund was informed that

19

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

EVD received approximately $20,300, $4,200 and $9,300 of CDSC paid by Class A, Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $276,133,798, and $168,165,257, respectively, for the six months ended September 30, 2007.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Sales	19,118,156	26,015,182
Issued to shareholders electing to receive payments of distributions in Fund shares	548,256	496,020
Redemptions	(7,820,224)	(9,498,191)
Exchange from Class B shares	378,359	685,546
Net increase	12,224,547	17,698,557
Class B	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Sales	98,738	199,911
Issued to shareholders electing to receive payments of distributions in Fund shares	9,137	31,405
Redemptions	(90,322)	(451,304)
Exchange to Class A shares	(378,175)	(684,977)
Net decrease	(360,622)	(904,965)

Class C	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Sales	1,553,128	2,576,619
Issued to shareholders electing to receive payments of distributions in Fund shares	61,166	115,419
Redemptions	(916,203)	(2,378,414)
Net increase	698,091	313,624

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) of investments at September 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$568,816,237
Gross unrealized appreciation	$11,721,160
Gross unrealized depreciation	(2,837,071)
Net unrealized appreciation	$8,884,089

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2007.

10  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may

20

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2007 is as follows:

Futures Contracts
Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
12/07	439 U.S. Treasury Note	Short	$(47,955,783)	$(47,974,469)	$(18,686)
12/07	615 U.S. Treasury Bond	Short	$(68,648,303)	$(68,476,406)	171,897
					$153,211

At September 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

11  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

21

Eaton Vance National Limited Maturity Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

22

Eaton Vance National Limited Maturity Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance National Limited Maturity Municipals Fund (the "Fund") with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in particular foreign markets or industries. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part

23

Eaton Vance National Limited Maturity Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten- year periods ended September 30, 2006 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund, (referred to as "management fees"). As part of its review, the Board considered the Fund's management fee and total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fee charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and, if applicable, its affiliates in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

24

Eaton Vance National Limited Maturity Municipals Fund

INVESTMENT MANAGEMENT

Eaton Vance National Limited Maturity Municipals Fund

Officers
Cynthia J. Clemson
President
William H. Ahern, Jr.
Vice President and
Portfolio Manager
Craig R. Brandon
Vice President
Robert B. MacIntosh
Vice President
Thomas M. Metzold
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

25

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Investment Adviser of Eaton Vance National Limited Maturity Municipals Fund
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance National Limited Maturity Municipals Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance National Limited Maturity Municipals Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

439-11/07  LNASRC

Semiannual Report September 30, 2007

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS

California

Florida

Massachusetts

New Jersey

New York

Ohio

Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

TABLE OF CONTENTS

Investment Update	2

Morningstar RatingsTM	3

Performance Information and Portfolio Composition
California	4
Florida	5
Massachusetts	6
New Jersey	7
New York	8
Ohio	9
Pennsylvania	10

Fund Expenses	11

Financial Statements	15

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	73

Investment Management	76

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

INVESTMENT UPDATE

Eaton Vance Limited Maturity Municipals Funds (the “Funds”) are designed to provide a high level of current income exempt from regular federal income tax and from particular state or local income or other taxes, as applicable. The Funds also seek to provide limited principal fluctuation.

Economic and Market Conditions

Third quarter economic growth rose 3.1%, following the 3.8% growth rate achieved in the second quarter of 2007, according to preliminary Commerce Department data. During the third quarter ended September 30, the housing sector continued to struggle, as market concerns related to subprime mortgages caused a number of mortgage lenders to file for bankruptcy protection and others to limit new mortgage originations. Building permits and housing starts have both fallen significantly from their highs in early 2006, while sales of new and existing homes are down from their 2005 peaks. However, the weaker dollar is having a stimulative effect on economic growth in export-related industries and on U.S.-based multinational companies whose foreign profits are translated into more dollars. Overall, we believe the economy appears to be slowing, but in a somewhat controlled manner.

According to the Federal Reserve’s (the “Fed”) preferred inflation indicator, the Personal Consumption Expenditure (PCE) price deflator, both absolute and core (excludes food and energy) inflation is fairly well contained within the upper end of the Fed’s comfort zone. In an unscheduled August 17, 2007 meeting, the Fed lowered its Discount Rate – the rate charged to banks borrowing directly from the Fed – to 5.75% from 6.25%. The move was aimed at providing liquidity during a period of increased uncertainty and tighter credit conditions that surfaced rapidly in mid-August. On September 18, 2007, the Fed lowered its Federal Funds Rate to 4.75% from 5.25% – its first rate cut since the Fed stopped raising rates in June 2006 – and lowered the Discount Rate again to 5.25% from 5.75%.

Municipal market supply rose to record levels in the first half of 2007, resulting in underperformance of the municipal sector. On September 30, 2007, long-term AAA-rated municipal bonds yielded 93.9% of U.S. Treasury bonds with similar maturities.(1)

For the six months ended September 30, 2007, the Lehman Brothers 7-Year Municipal Bond Index(2) (the “Index”), a broad-based, unmanaged index of investment-grade municipal debt securities with an average maturity of 7 years, posted a gain of 2.17%. For more information about the Funds’ performance and that of funds in the same Lipper Classifications,(2) see the Performance Information and Portfolio Composition pages that follow.

Management Discussion

The Funds currently invest primarily in intermediate-maturity municipal bonds, seeking to maintain a weighted average duration of between three and nine years (duration is a measure of interest-rate sensitivity; the shorter a bond’s duration, the less sensitive its price will be to changes in market interest rates). Shorter maturity bonds usually provide somewhat less tax-exempt income than longer ones but also usually exhibit lower price volatility.

The Funds underperformed their benchmark index, the Lehman Brothers 7-Year Municipal Bond Index, during the six months ended September 30, 2007. Much of the underperformance can be attributed to the broader-based credit scare that took hold of the fixed-income markets in late August 2007. Yields on some municipal bonds reached 105% of U.S. Treasury yields. We believe that the ratio was not the result of any fundamental problems within the municipal market, but rather reflected the extreme dislocation in the fixed-income marketplace caused by the subprime fears, hedge fund problems, the decentralized municipal marketplace and illiquidity across a range of markets. The Funds’ exposure to more liquid, higher-credit quality bonds actually hurt performance as hedge funds and other non-traditional municipal market participants sold large positions of their most liquid bonds in order to raise cash.

Historically, there have been only a few instances of municipals trading at the cheap levels seen in August 2007, and it has generally been a short-term phenomenon. During September 2007, municipals outperformed Treasury bonds, as municipal yields reverted to their more historic relationship to Treasuries. Overall, liquidity has returned to the fixed-income marketplace, with a more rational view of the market and risk assessment.

(1) Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

(2) It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Past performance is no guarantee of future results.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

MORNINGSTAR RATINGSTM

As of September 30, 2007

FUND	OVERALL	3-YEAR	5-YEAR	10-YEAR

CALIFORNIA LIMITED MATURITY MUNICIPALS FUND – CLASS A	* * *	* * *	* * *	* * *
Load waived	* * * *	* * * *	* * * *	* * *
MUNI CALIFORNIA INTERMEDIATE/SHORT CATEGORY	81 FUNDS	81 FUNDS	69 FUNDS	39 FUNDS

FLORIDA LIMITED MATURITY MUNICIPALS FUND – CLASS A	* *	* *	* *	* *
Load waived	* * *	* * *	* * *	* *
MUNI FLORIDA CATEGORY	49 FUNDS	49 FUNDS	49 FUNDS	46 FUNDS

MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND – CLASS A	* *	* *	* *	* *
Load waived	* * *	* * *	* * *	* *
MUNI MASSACHUSETTS CATEGORY	80 FUNDS	80 FUNDS	75 FUNDS	65 FUNDS

NEW JERSEY LIMITED MATURITY MUNICIPALS FUND – CLASS A	* *	* *	* *	* *
Load waived	* * *	* * *	* * *	* *
MUNI NEW JERSEY CATEGORY	66 FUNDS	66 FUNDS	60 FUNDS	53 FUNDS

NEW YORK LIMITED MATURITY MUNICIPALS FUND – CLASS A	* * *	* * *	* * *	* * *
Load waived	* * * *	* * * *	* * * *	* * *
MUNI NEW YORK INTERMEDIATE/SHORT CATEGORY	72 FUNDS	72 FUNDS	60 FUNDS	42 FUNDS

OHIO LIMITED MATURITY MUNICIPALS FUND – CLASS A	* *	* *	* * *	* *
Load waived	* * *	* * *	* * *	* * *
MUNI OHIO CATEGORY	74 FUNDS	74 FUNDS	73 FUNDS	61 FUNDS

PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND – CLASS A	* *	* * *	* *	* *
Load waived	* * *	* * * *	* * *	* * *
MUNI PENNSYLVANIA CATEGORY	86 FUNDS	86 FUNDS	86 FUNDS	78 FUNDS

Based on risk-adjusted returns. Eaton Vance offers other mutual funds that are not listed here and that do not have similar performance records.

The Overall Morningstar Rating™ for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating™ metrics.

©2007 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers is responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on how a fund ranks on a Morningstar Risk-Adjusted Return measure against other funds in the same category. This measure takes into account variations in a fund’s monthly performance after adjusting for sales loads (except for load-waived A shares), redemption fees, and the risk-free rate, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars; the next 22.5% receive 4 stars; the next 35% receive 3 stars; the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

Load-waived A share star ratings do not include any front-end sales load and are intended for those investors who have access to such purchase terms (e.g., plan participants of a defined contribution plan). Not all A share mutual funds for which Morningstar calculates a load-waived A share star rating may actually waive their front-end load. Therefore, Morningstar strongly encourages investors to contact their investment professional to determine whether they are eligible to purchase the A share without paying the front load. The Morningstar Rating may differ among share classes of a mutual fund as a result of different sales loads and/or expense structure.

As interest rates rise, the value of fixed-income securities is likely to decrease. Fluctuations in the value of securities may not affect interest income on existing securities, but will be reflected in the funds’ net asset values. For state municipal funds, a portion of income may be subject to federal, state and local tax; a portion may be subject to federal alternative minimum tax. Please see the Funds’ prospectuses for more information. Consult tax/legal advisor before making any tax-related investment decisions. For information regarding each Fund’s performance, please refer to pages titled “Performance Information and Portfolio Composition” contained in this report.

Eaton Vance Califonia Limited Maturity Municipals Funds as of September 30, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1) As of 9/30/07

	Class A	Class B	Class C
Share Class Symbol	EXCAX	ELCAX	EZCAX

Average Annual Total Returns (at net asset value)
Six Months	1.30%	0.91%	1.00%
One Year	3.05	2.18	2.26
Five Years	2.91	2.13	N.A.
Ten Years	4.21	3.42	N.A.
Life of Fund†	4.51	3.91	2.89

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-0.98%	-2.07%	0.00%
One Year	0.73	-0.80	1.26
Five Years	2.44	2.13	N.A.
Ten Years	3.97	3.42	N.A.
Life of Fund†	4.30	3.91	2.89

†Inception Dates – Class A: 6/27/96; Class B: 5/29/92; Class C: 3/23/05

Total Annual Operating Expenses(2)

	Class A	Class B	Class C

Expense Ratio	0.93%	1.68%	1.68%

Distribution Rates/Yields

	Class A	Class B	Class C

Distribution Rate(3)	3.67%	2.92%	2.92%
Taxable-Equivalent Distribution Rate(3),(4)	6.23	4.95	4.95
SEC 30-day Yield(5)	3.12	2.46	2.44
Taxable-Equivalent SEC 30-day Yield(4),(5)	5.29	4.17	4.14

Index Performance(6)

Lehman Brothers 7-Year Municipal Bond Index – Average Annual Total Returns
Six Months	2.17%
One Year	3.81
Five Years	3.53
Ten Years	4.99

Lipper Averages(7)

Lipper California Intermediate Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	1.05%
One Year	2.32
Five Years	2.49
Ten Years	4.27

Portfolio Manager: Cynthia J. Clemson

Rating Distribution(8),(9)

By total investments

Fund Statistics(9)

• Number of Issues:	69
• Average Maturity:	11.0 years
• Average Effective Maturity:	6.9 years
• Average Rating:	AA+
• Average Call Protection:	6.4 years
• Average Dollar Price:	$101.48

(1) Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 8/1/07.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(4) Taxable-equivalent figure assumes a maximum 41.05% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper California Intermediate Municipal Debt Funds Classification contained 46, 46, 39 and 20 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) As of 9/30/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Florida Limited Maturity Municipals Funds as of September30, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1) As of 9/30/07

	Class A	Class B	Class C
Share Class Symbol	EXFLX	ELFLX	EZFLX

Average Annual Total Returns (at net asset value)
Six Months	0.90%	0.61%	0.66%
One Year	2.49	1.82	1.74
Five Years	3.03	2.27	2.27
Ten Years	4.17	3.41	3.39
Life of Fund†	4.33	3.86	3.26

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-1.40%	-2.36%	-0.33%
One Year	0.15	-1.15	0.75
Five Years	2.57	2.27	2.27
Ten Years	3.94	3.41	3.39
Life of Fund†	4.12	3.86	3.26

†Inception date: Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93

Total Annual Operating Expenses(2)

	Class A	Class B	Class C

Expense Ratio	0.89%	1.64%	1.64%

Distribution Rates/Yields

	Class A	Class B	Class C

Distribution Rate(3)	3.88%	3.12%	3.12%
Taxable-Equivalent Distribution Rate(3),(4)	5.97	4.80	4.80
SEC 30-day Yield(5)	3.16	2.49	2.50
Taxable-Equivalent SEC 30-day Yield(4),(5)	4.86	3.83	3.85

Index Performance(6)

Lehman Brothers 7-Year Municipal Bond Index – Average Annual Total Returns
Six Months	2.17%
One Year	3.81
Five Years	3.53
Ten Years	4.99

Lipper Averages(7)

Lipper Florida Intermediate Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	0.86%
One Year	2.16
Five Years	2.56
Ten Years	3.72

Portfolio Manager: Craig R.Brandon, CFA

Rating Distribution(8),(9)

By total investments

Fund Statistics(9)

• Number of Issues:	60
• Average Maturity:	10.4 years
• Average Effective Maturity:	6.4 years
• Average Rating:	AA+
• Average Call Protection:	6.0 years
• Average Dollar Price:	$101.62

(1) Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 8/1/07.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(4) Taxable-equivalent figure assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6)It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Florida Intermediate Municipal Debt Funds Classification contained 4 funds each for the 6-month, 1-year, 5-year and 10-year time periods. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) As of 9/30/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Massachusetts Limited Maturity Municipals Funds as of September30, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1) As of 9/30/07

	Class A	Class B	Class C
Share Class Symbol	EXMAX	ELMAX	EZMAX

Average Annual Total Returns (at net asset value)
Six Months	1.09%	0.60%	0.67%
One Year	2.54	1.76	1.71
Five Years	2.85	2.09	2.07
Ten Years	4.02	3.21	3.23
Life of Fund†	4.31	3.77	3.29

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-1.14%	-2.37%	-0.33%
One Year	0.19	-1.20	0.73
Five Years	2.39	2.09	2.07
Ten Years	3.78	3.21	3.23
Life of Fund†	4.10	3.77	3.29

†Inception date: Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93

Total Annual Operating Expenses(2)

	Class A	Class B	Class C

Expense Ratio	0.84%	1.59%	1.59%

Distribution Rates/Yields

	Class A	Class B	Class C

Distribution Rate(3)	3.61%	2.86%	2.86%
Taxable-Equivalent Distribution Rate(3),(4)	5.87	4.65	4.65
SEC 30-day Yield(5)	3.34	2.67	2.67
Taxable-Equivalent SEC 30-day Yield(4),(5)	5.43	4.34	4.34

Index Performance(6)

Lehman Brothers 7-Year Municipal Bond Index – Average Annual Total Returns
Six Months	2.17%
One Year	3.81
Five Years	3.53
Ten Years	4.99

Lipper Averages(7)

Lipper Massachusetts Intermediate Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	1.12%
One Year	2.31
Five Years	2.66
Ten Years	3.85

Portfolio Manager: William H. Ahern, CFA

Rating Distribution(8),(9)

By total investments

Fund Statistics(9)

• Number of Issues:	66
• Average Maturity:	10.0 years
• Average Effective Maturity:	7.3 years
• Average Rating:	AA+
• Average Call Protection:	6.9 years
• Average Dollar Price:	$104.78

(1) Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 8/1/07.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(4) Taxable-equivalent figure assumes a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Massachusetts Intermediate Municipal Debt Funds Classification contained 12, 12, 9 and 7 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) As of 9/30/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance New Jersey Limited Maturity Municipals Funds as of September30, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance (1) As of 9/30/07

	Class A	Class B	Class C
Share Class Symbol	EXNJX	ELNJX	EZNJX

Average Annual Total Returns (at net asset value)
Six Months	1.06%	0.57%	0.67%
One Year	2.40	1.53	1.64
Five Years	3.08	2.30	N.A.
Ten Years	4.01	3.21	N.A.
Life of Fund†	4.35	3.79	3.02

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-1.26%	-2.40%	-0.32%
One Year	0.06	-1.42	0.65
Five Years	2.61	2.30	N.A.
Ten Years	3.77	3.21	N.A.
Life of Fund†	4.14	3.79	3.02

†Inception date: Class A: 6/27/96; Class B: 6/1/92; Class C: 8/1/06

Total Annual Operating Expenses(2)

	Class A	Class B	Class C

Expense Ratio	0.91%	1.66%	1.63%

Distribution Rates/Yields

	Class A	Class B	Class C

Distribution Rate(3)	3.80%	3.05%	3.04%
Taxable-Equivalent Distribution Rate(3),(4)	6.42	5.15	5.14
SEC 30-day Yield(5)	3.26	2.59	2.61
Taxable-Equivalent SEC 30-day Yield(4),(5)	5.51	4.38	4.41

Index Performance(6)

Lehman Brothers 7-Year Municipal Bond Index – Average Annual Total Returns
Six Months	2.17%
One Year	3.81
Five Years	3.53
Ten Years	4.99

Lipper Averages(7)

Lipper Other States Intermediate Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	1.14%
One Year	2.42
Five Years	2.61
Ten Years	3.88

Portfolio Manager: Craig R. Brandon, CFA

Rating Distribution(8),(9)

By total investments

Fund Statistics(9)

• Number of Issues:	52
• Average Maturity:	10.0 years
• Average Effective Maturity:	7.8 years
• Average Rating:	AA
• Average Call Protection:	7.6 years
• Average Dollar Price:	$105.37

(1)Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC)  for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 8/1/07.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized)  by the net asset value at the end of the period.

(4) Taxable-equivalent figure assumes a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Intermediate Municipal Debt Funds Classification contained 112, 111, 89 and 73 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) As of 9/30/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance New York Limited Maturity Municipals Funds as of September30, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1) As of 9/30/07

	Class A	Class B	Class C
Share Class Symbol	EXNYX	ELNYX	EZNYX

Average Annual Total Returns (at net asset value)
Six Months	0.77%	0.39%	0.43%
One Year	2.35	1.58	1.51
Five Years	2.93	2.17	2.15
Ten Years	4.26	3.46	3.48
Life of Fund†	4.63	4.03	3.49

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-1.46%	-2.58%	-0.56%
One Year	0.09	-1.38	0.52
Five Years	2.47	2.17	2.15
Ten Years	4.02	3.46	3.48
Life of Fund†	4.42	4.03	3.49

†Inception date: Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93

Total Annual Operating Expenses(2)

	Class A	Class B	Class C

Expense Ratio	0.84%	1.58%	1.58%

Distribution Rates/Yields

	Class A	Class B	Class C

Distribution Rate(3)	3.77%	3.03%	3.03%
Taxable-Equivalent Distribution Rate(3),(4)	6.23	5.00	5.00
SEC 30-day Yield(5)	3.36	2.69	2.70
Taxable-Equivalent SEC 30-day Yield(4),(5)	5.55	4.44	4.46

Index Performance(6)

Lehman Brothers 7-Year Municipal Bond Index – Average Annual Total Returns
Six Months	2.17%
One Year	3.81
Five Years	3.53
Ten Years	4.99

Lipper Averages(7)

Lipper New York Intermediate Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	1.24%
One Year	2.46
Five Years	2.62
Ten Years	4.21

Portfolio Manager: William H. Ahern, CFA

Rating Distribution(8),(9)

By total investments

Fund Statistics(9)

• Number of Issues:	88
• Average Maturity:	11.3 years
• Average Effective Maturity:	7.1 years
• Average Rating:	AA
• Average Call Protection:	6.8 years
• Average Dollar Price:	$105.97

(1)Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 8/1/07. Includes interest expense of 0.02% relating to the Fund’s liability with respect to floating-rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3)The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(4)Taxable-equivalent figure assumes a maximum 39.45% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5)The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6)It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7)The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New York Intermediate Municipal Debt Funds Classification contained 34, 34, 25 and 16 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8)Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9)As of 9/30/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Ohio Limited Maturity Municipals Funds as of September30, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1) As of 9/30/07

	Class A	Class B	Class C
Share Class Symbol	EXOHX	ELOHX	EZOHX

Average Annual Total Returns (at net asset value)
Six Months	1.03%	0.64%	0.54%
One Year	2.32	1.55	1.55
Five Years	2.66	1.88	N.A.
Ten Years	3.66	2.89	N.A.
Life of Fund†	3.95	3.33	2.64

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-1.21%	-2.33%	-0.45%
One Year	0.06	-1.41	0.56
Five Years	2.20	1.88	N.A.
Ten Years	3.43	2.89	N.A.
Life of Fund†	3.73	3.33	2.64

†Inception date: Class A: 10/22/96; Class B: 4/16/93; Class C: 8/1/06

Total Annual Operating Expenses(2)

	Class A	Class B	Class C

Expense Ratio	1.03%	1.78%	1.78%

Distribution Rates/Yields

	Class A	Class B	Class C

Distribution Rate(3)	3.65%	2.89%	2.89%
Taxable-Equivalent Distribution Rate(3),(4)	5.73	4.53	4.53
SEC 30-day Yield(5)	3.05	2.37	2.34
Taxable-Equivalent SEC 30-day Yield(4),(5)	4.79	3.72	3.67

Index Performance(6)

Lehman Brothers 7-Year Municipal Bond Index – Average Annual Total Returns
Six Months	2.17%
One Year	3.81
Five Years	3.53
Ten Years	4.99

Lipper Averages(7)

Lipper Ohio Intermediate Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	1.12%
One Year	2.17
Five Years	2.14
Ten Years	3.59

Portfolio Manager: William H. Ahern, CFA

Rating Distribution(8),(9)

By total investments

Fund Statistics(9)

• Number of Issues:	50
• Average Maturity:	9.1 years
• Average Effective Maturity:	6.4 years
• Average Rating:	AA+
• Average Call Protection:	6.0 years
• Average Dollar Price:	$104.63

(1) Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 8/1/07.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(4) Taxable-equivalent figure assumes a maximum 36.26% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Ohio Intermediate Municipal Debt Funds Classification contained 18, 18, 15 and 11 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) As of 9/30/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Pennsylvania Limited Maturity Municipals Funds as of September30, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1) As of 9/30/07

	Class A	Class B	Class C
Share Class Symbol	EXPNX	ELPNX	EZPNX

Average Annual Total Returns (at net asset value)
Six Months	1.08%	0.70%	0.76%
One Year	2.60	1.83	1.87
Five Years	3.25	2.47	2.46
Ten Years	4.15	3.36	3.34
Life of Fund†	4.53	4.00	3.44

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-1.20%	-2.27%	-0.24%
One Year	0.28	-1.13	0.88
Five Years	2.79	2.47	2.46
Ten Years	3.91	3.36	3.34
Life of Fund†	4.32	4.00	3.44

†Inception date: Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93

Total Annual Operating Expenses(2)

	Class A	Class B	Class C

Expense Ratio	0.88%	1.63%	1.63%

Distribution Rates/Yields

	Class A	Class B	Class C

Distribution Rate(3)	3.85%	3.11%	3.11%
Taxable-Equivalent Distribution Rate(3),(4)	6.11	4.94	4.94
SEC 30-day Yield(5)	3.29	2.63	2.63
Taxable-Equivalent SEC 30-day Yield(4),(5)	5.22	4.17	4.17

Index Performance(6)

Lehman Brothers 7-Year Municipal Bond Index – Average Annual Total Returns
Six Months	2.17%
One Year	3.81
Five Years	3.53
Ten Years	4.99

Lipper Averages(7)

Lipper Pennsylvania Intermediate Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	1.22%
One Year	2.55
Five Years	2.69
Ten Years	4.00

Portfolio Manager: Craig R. Brandon, CFA

Effective October 1, 2007, Adam A. Weigold, CFA, will replace Mr. Brandon as the Fund’s portfolio manager. Mr. Weigold is a Vice President of Eaton Vance Management and Boston Management and Research and manages other Eaton Vance municipal funds. He has been employed by the Eaton Vance organization since 1998.

Rating Distribution(8),(9)

By total investments

Fund Statistics(9)

• Number of Issues:	52
• Average Maturity:	11.2 years
• Average Effective Maturity:	6.9 years
• Average Rating:	AA+
• Average Call Protection:	6.5 years
• Average Dollar Price:	$101.08

(1) Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 8/1/07.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(4) Taxable-equivalent figure assumes a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Pennsylvania Intermediate Municipal Debt Funds Classification contained 14, 14, 14 and 8 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) As of 9/30/07. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2007 – September 30, 2007).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance California Limited Maturity Municipals Fund

	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)	Expenses Paid During Period* (4/1/07 – 9/30/07)
Actual
Class A	$1,000.00	$1,013.00	$4.09
Class B	$1,000.00	$1,009.10	$7.91
Class C	$1,000.00	$1,010.00	$7.86
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$4.10
Class B	$1,000.00	$1,017.20	$7.94
Class C	$1,000.00	$1,017.20	$7.89

* Expenses are equal to the Fund's annualized expense ratio of 0.81% for Class A shares, 1.57% for Class B shares, and 1.56% for Class C shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2007.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FUND EXPENSES CONT'D

Eaton Vance Florida Limited Maturity Municipals Fund

	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)	Expenses Paid During Period* (4/1/07 – 9/30/07)
Actual
Class A	$1,000.00	$1,009.00	$4.48
Class B	$1,000.00	$1,006.10	$8.30
Class C	$1,000.00	$1,006.60	$8.25
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.51
Class B	$1,000.00	$1,016.80	$8.34
Class C	$1,000.00	$1,016.80	$8.29

* Expenses are equal to the Fund's annualized expense ratio of 0.89% for Class A shares, 1.65% for Class B shares, and 1.64% for Class C shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2007.

Eaton Vance Massachusetts Limited Maturity Municipals Fund

	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)	Expenses Paid During Period* (4/1/07 – 9/30/07)
Actual
Class A	$1,000.00	$1,010.90	$4.28
Class B	$1,000.00	$1,006.00	$8.05
Class C	$1,000.00	$1,006.70	$8.05
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.31
Class B	$1,000.00	$1,017.00	$8.09
Class C	$1,000.00	$1,017.00	$8.09

* Expenses are equal to the Fund's annualized expense ratio of 0.85% for Class A shares, 1.60% for Class B shares, and 1.60% for Class C shares multiplied by the average account value over the period, multiplied by 183/365 ( to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2007.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FUND EXPENSES CONT'D

Eaton Vance New Jersey Limited Maturity Municipals Fund

	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)	Expenses Paid During Period* (4/1/07 – 9/30/07)
Actual
Class A	$1,000.00	$1,010.60	$4.74
Class B	$1,000.00	$1,005.70	$8.50
Class C	$1,000.00	$1,006.70	$8.10
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.76
Class B	$1,000.00	$1,016.60	$8.54
Class C	$1,000.00	$1,017.00	$8.14

* Expenses are equal to the Fund's annualized expense ratio of 0.94% for Class A shares, 1.69% for Class B shares, and 1.61% for Class C shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2007.

Eaton Vance New York Limited Maturity Municipals Fund

	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)	Expenses Paid During Period* (4/1/07 – 9/30/07)
Actual
Class A	$1,000.00	$1,007.70	$4.13
Class B	$1,000.00	$1,003.90	$7.89
Class C	$1,000.00	$1,004.30	$7.89
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$4.15
Class B	$1,000.00	$1,008.60	$7.94
Class C	$1,000.00	$1,017.20	$7.94

* Expenses are equal to the Fund's annualized expense ratio of 0.82% for Class A shares, 1.57% for Class B shares, and 1.57% for Class C shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2007.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FUND EXPENSES CONT'D

Eaton Vance Ohio Limited Maturity Municipals Fund

	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)	Expenses Paid During Period* (4/1/07 – 9/30/07)
Actual
Class A	$1,000.00	$1,010.30	$5.14
Class B	$1,000.00	$1,006.40	$8.90
Class C	$1,000.00	$1,005.40	$8.80
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.00	$5.17
Class B	$1,000.00	$1,016.20	$8.95
Class C	$1,000.00	$1,016.30	$8.85

* Expenses are equal to the Fund's annualized expense ratio of 1.02% for Class A shares, 1.77% for Class B shares, and 1.75% for Class C shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2007.

Eaton Vance Pennsylvania Limited Maturity Municipals Fund

	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)	Expenses Paid During Period* (4/1/07 – 9/30/07)
Actual
Class A	$1,000.00	$1,010.80	$4.44
Class B	$1,000.00	$1,007.00	$8.20
Class C	$1,000.00	$1,007.60	$8.15
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.46
Class B	$1,000.00	$1,016.90	$8.24
Class C	$1,000.00	$1,016.90	$8.19

* Expenses are equal to the Fund's annualized expense ratio of 0.88% for Class A shares, 1.63% for Class B shares, and 1.62% for Class C shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2007.

Eaton Vance California Limited Maturity Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.0%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 2.9%
$250	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18	$269,605
520	California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	563,191
235	Roseville Special Tax, Prerefunded to 9/1/09, 6.00%, 9/1/11	250,303
55	Santa Margarita Water District, Prerefunded to 9/1/09, 6.10%, 9/1/14	58,704
		$1,141,803
General Obligations — 3.8%
$400	California, 5.25%, 2/1/14	$429,440
1,000	California, 5.25%, 11/1/16	1,082,110
		$1,511,550
Hospital — 6.3%
$500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/16	$525,810
1,000	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/21	1,031,380
200	San Benito Health Care District, 5.375%, 10/1/12	203,690
400	Stockton Health Facilities Authority, (Dameron Hospital), 5.70%, 12/1/14	408,732
300	Torrance Hospital, (Torrance Memorial Medical Center), 5.40%, 6/1/15	314,979
		$2,484,591
Housing — 1.9%
$750	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	$740,595
		$740,595
Industrial Development Revenue — 0.5%
$200	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$201,328
		$201,328
Insured-Education — 4.3%
$475	California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$347,339
500	California Educational Facilities Authority, (Santa Clara University), (MBIA), 5.00%, 2/1/19	523,270

Principal Amount (000's omitted)	Security	Value
Insured-Education (continued)
$1,000	Santa Monica Community College District, (FGIC), 0.00%, 8/1/12	$835,770
		$1,706,379
Insured-Electric Utilities — 5.6%
$500	California Pollution Control Financing Authority, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	$527,135
1,000	California Pollution Control Financing Authority, (San Diego Gas and Electric), (MBIA), 5.90%, 6/1/14(1)	1,133,370
500	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	566,655
		$2,227,160
Insured-Escrowed / Prerefunded — 3.3%
$250	Burbank Public Finance Authority, (Golden State Redevelopment), (AMBAC), Prerefunded to 12/1/13, 5.25%, 12/1/22	$274,022
210	California University Foundation Revenue, (Sacramento Auxiliary), (MBIA), Prerefunded to 10/1/12, 5.50%, 10/1/20	229,494
750	Los Angeles Unified School District, (Election of 1997), (MBIA), Prerefunded to 5/1/12, 5.125%, 7/1/21	804,142
		$1,307,658
Insured-General Obligations — 22.8%
$400	Barstow Unified School District, (FGIC), 5.25%, 8/1/18	$425,864
1,000	Burbank Unified School District, (FGIC), 0.00%, 8/1/12	835,770
1,000	Dublin Unified School District, (Election of 2004), Series B, (FSA), 5.00%, 8/1/25	1,054,400
1,080	Fillmore Unified School District, (FGIC), 0.00%, 7/1/15	797,623
760	Fresno Unified School District, (MBIA), 5.80%, 2/1/16	870,907
1,250	Oakland Unified School District, Alameda County, (FGIC), 5.00%, 8/1/22	1,331,425
1,000	San Juan Unified School District, (FSA), 0.00%, 8/1/17	669,020
1,260	Santa Clarita Community College, (FSA), 5.00%, 8/1/28	1,313,424
705	Ukiah Unified School District, (FGIC), 0.00%, 8/1/10	635,959
1,000	Walnut Valley Unified School District, (FGIC), 5.25%, 8/1/18	1,071,750
		$9,006,142
Insured-Hospital — 1.1%
$400	California Statewide Communities Development Authority, (Sutter Health), (FSA), 6.00%, 8/15/13	$420,504
		$420,504

See notes to financial statements

Eaton Vance California Limited Maturity Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 6.0%
$1,750	Anaheim Public Financing Authority Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/19	$1,041,442
750	California Public Works, (UCLA Replacement Hospital), (FSA), 5.375%, 10/1/16	811,223
505	California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	539,123
		$2,391,788
Insured-Other Revenue — 2.6%
$1,000	Golden State Tobacco Securitization Corp., (Tobacco Settlement Revenue), (FGIC), 5.00%, 6/1/35	$1,023,930
		$1,023,930
Insured-Special Tax Revenue — 6.5%
$350	Burbank Public Finance Authority, (Golden State Redevelopment), (AMBAC), 5.25%, 12/1/22	$373,314
1,000	Garden Grove Community Development, (Tax Allocation), (AMBAC), 5.25%, 10/1/16	1,081,140
1,000	San Mateo County Transportation District, (MBIA), 5.25%, 6/1/17	1,107,960
		$2,562,414
Insured-Transportation — 9.0%
$500	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	$567,640
1,000	San Joaquin Hills Transportation Corridor Agency Bridge & Toll Road, (MBIA), 0.00%, 1/15/12	854,600
1,000	San Jose Airport Revenue, Series A, (AMBAC), (AMT), 5.50%, 3/1/18	1,096,590
1,000	San Jose Airport Revenue, Series B, (FSA), (AMT), 5.00%, 3/1/11	1,040,350
		$3,559,180
Insured-Water and Sewer — 4.7%
$1,000	East Bay Municipal Utility District Water System, (MBIA), 5.00%, 6/1/35	$1,036,350
250	Sacramento County Sanitation District Financing Authority, (AMBAC), 5.50%, 12/1/19	284,195
500	Sunnyvale Financing Authority Water and Wastewater, (AMBAC), 5.00%, 10/1/22	518,720
		$1,839,265

Principal Amount (000's omitted)	Security	Value
Lease Revenue / Certificates of Participation — 2.8%
$1,000	California Public Works, (University of California), 5.25%, 6/1/20	$1,092,540
		$1,092,540
Senior Living / Life Care — 2.3%
$250	ABAG Finance Authority, (American Baptist Homes), 5.75%, 10/1/17	$254,255
670	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	666,402
		$920,657
Solid Waste — 0.9%
$350	Napa-Vallejo Waste Management Authority, (Solid Waste Transfer Facilities), (AMT), 5.10%, 2/15/14	$356,573
		$356,573
Special Tax Revenue — 7.7%
$300	Alameda Public Financing Authority, 5.45%, 9/2/14	$307,053
205	Brentwood Infrastructure Financing Authority, 4.625%, 9/2/18	195,014
195	Corona Public Financing Authority, 5.70%, 9/1/13	195,517
100	Eastern Municipal Water District, 4.80%, 9/1/20	96,640
75	Eastern Municipal Water District, 4.85%, 9/1/21	73,415
200	Fontana Redevelopment Agency, (Jurupa Hills), 5.50%, 10/1/17	206,562
250	Jurupa Community Services District, 5.00%, 9/1/25	242,363
40	Moreno Valley Unified School District, (Community District No. 2003-2), 5.20%, 9/1/17	40,191
80	Moreno Valley Unified School District, (Community District No. 2003-2), 5.25%, 9/1/18	80,348
390	Pomona Redevelopment Agency, (West Holt Avenue Redevelopment), 5.50%, 5/1/13	413,365
270	Rancho Cucamonga Public Finance Authority, 5.75%, 9/2/12	280,001
145	Santa Margarita Water District, 6.10%, 9/1/14	151,135
200	Santaluz Community Facility District No. 2, 5.80%, 9/1/14	200,878
100	Temecula Valley Unified School District Community Facilities District, 4.75%, 9/1/21	94,675
200	Torrance Redevelopment Agency, 5.50%, 9/1/12	203,852
250	Whittier Public Financing Authority, (Greenleaf Ave/Whittier Redevelopment), 5.50%, 11/1/16	258,103
		$3,039,112

See notes to financial statements

Eaton Vance California Limited Maturity Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Transportation — 0.7%
$290	Port Redwood City, (AMT), 5.40%, 6/1/19	$297,172
		$297,172
Water and Sewer — 1.3%
$500	Metropolitan Water District, (Southern California Waterworks), 4.75%, 7/1/22	$505,825
		$505,825
Total Tax-Exempt Investments — 97.0% (identified cost $37,009,655)		$38,336,166
Other Assets, Less Liabilities — 3.0%		$1,201,480
Net Assets — 100.0%		$39,537,646

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2007, 67.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 11.8% to 20.0% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Florida Limited Maturity Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.2%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 2.7%
$250	Lee County Industrial Development Authority, (Shell Point Village), Prerefunded to 11/15/09, 5.50%, 11/15/21	$262,305
250	Lee County Industrial Development Authority, (Shell Point Village), Prerefunded to 11/15/09, 5.75%, 11/15/14	263,577
555	North Miami Health Care Facilities Authority, (Imperial Club), Prerefunded to 1/1/09, 6.75%, 1/1/33	588,977
		$1,114,859
Hospital — 6.2%
$1,000	Brevard County Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/18	$1,040,760
1,000	Highlands County Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/20	1,043,660
500	West Orange Healthcare District, 5.50%, 2/1/10	516,915
		$2,601,335
Housing — 1.7%
$685	Capital Trust Agency, (Atlantic Housing Foundation), 4.50%, 7/1/15	$697,535
		$697,535
Industrial Development Revenue — 1.2%
$500	Polk County Industrial Development Authority, (Cargill Fertilizer), (AMT), 5.50%, 11/1/09	$514,755
		$514,755
Insured-Electric Utilities — 3.6%
$2,000	Escambia County Utilities Authority, (FGIC), 0.00%, 1/1/15	$1,503,520
		$1,503,520
Insured-Escrowed / Prerefunded — 7.6%
$750	Florida Board of Education Lottery Revenue, (FGIC), Prerefunded to 7/1/10, 5.25%, 7/1/20	$790,492
750	Miami-Dade County Health Facilities Authority, (Miami Children's Hospital), (AMBAC), Prerefunded to 8/15/11, 5.625%, 8/15/16	810,900
1,000	Port Saint Lucie Utility Revenue, (MBIA), Escrowed to Maturity, 0.00%, 9/1/15	731,920
770	Seminole County Sales Tax, (FGIC), Prerefunded to 10/1/11, 5.375%, 10/1/19	828,905
		$3,162,217

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 8.2%
$500	Miami, (Homeland Defense), (MBIA), 0.00%, 1/1/12	$426,125
1,000	Miami, (MBIA), 5.375%, 9/1/15	1,076,150
750	Miami-Dade County General Obligation, (Fire and Rescue Service District), (AMBAC), 5.25%, 4/1/17	795,307
1,000	Miami-Dade County School District, (FSA), 5.375%, 8/1/15	1,106,820
		$3,404,402
Insured-Hospital — 3.9%
$1,000	Saint Petersburg Health Facilities Authority, (All Children's Hospital), (AMBAC), 5.50%, 11/15/17	$1,064,370
500	Sarasota County Public Hospital, (MBIA), 5.25%, 7/1/18	546,170
		$1,610,540
Insured-Housing — 1.8%
$395	Florida Housing Finance Authority, (Leigh Meadows Apartments), (AMBAC), (AMT), 5.85%, 9/1/10	$399,373
370	Florida Housing Finance Authority, (Stottert Arms Apartments), (AMBAC), (AMT), 5.90%, 9/1/10	374,111
		$773,484
Insured-Other Revenue — 1.3%
$500	Saint Johns County Industrial Development Authority, (Professional Golf Hall of Fame), (MBIA), 5.00%, 9/1/20	$524,885
		$524,885
Insured-Solid Waste — 1.8%
$1,100	Palm Beach County Solid Waste Authority, (AMBAC), 0.00%, 10/1/16	$763,290
		$763,290
Insured-Special Tax Revenue — 12.3%
$1,755	Julington Creek Plantation, Community Development District, (MBIA), 4.75%, 5/1/19	$1,798,384
2,000	Miami-Dade County Professional Sports Franchise Facilities, (MBIA), 0.00%, 10/1/13	1,593,280
330	Miami-Dade County, (MBIA), 0.00%, 10/1/08	318,275
595	St. Cloud Sales Tax, (FGIC), 5.00%, 9/1/18	621,965
250	St. Cloud Sales Tax, (FGIC), 5.00%, 9/1/19	261,330
500	Tamarac Sales Tax, (FGIC), 5.00%, 4/1/18	523,060
		$5,116,294

See notes to financial statements

Eaton Vance Florida Limited Maturity Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 11.8%
$1,000	Broward County Airport System, (MBIA), (AMT), 5.375%, 10/1/13	$1,023,510
1,750	Dade County Seaport, (MBIA), 5.125%, 10/1/16(1)	1,769,547
2,000	Hillsborough County Aviation Authority, (AMBAC), (AMT), 5.25%, 10/1/18	2,121,720
		$4,914,777
Insured-Water and Sewer — 15.0%
$2,400	Cocoa Water & Sewer Revenue, (AMBAC), 5.50%, 10/1/23	$2,722,440
750	Hillsborough County Capacity Assessment, (FSA), 5.125%, 3/1/20	784,703
1,000	Sunrise Utilities Systems, (AMBAC), 5.20%, 10/1/22	1,081,460
1,000	Sunrise Utilities Systems, (AMBAC), 5.50%, 10/1/18	1,115,980
500	Tallahassee Consolidated Utility System, (FGIC), 5.50%, 10/1/19	566,215
		$6,270,798
Nursing Home — 0.7%
$295	Orange County Health Facilities Authority, (Westminster Community Care Services), 6.50%, 4/1/12	$304,785
		$304,785
Senior Living / Life Care — 1.4%
$600	North Miami Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42	$578,736
		$578,736
Special Tax Revenue — 10.1%
$475	Arbor Greene Community Development District, 5.00%, 5/1/19	$487,559
325	Concorde Estates Community Development District, (Capital Improvements), 5.00%, 5/1/11	325,218
90	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/21	91,416
190	Dupree Lakes Community Development District, 5.00%, 11/1/10	190,008
230	Dupree Lakes Community Development District, 5.00%, 5/1/12	220,653
140	FishHawk Community Development District II, 5.125%, 11/1/09	140,045
15	Gateway Services Community Development District, (Stoneybrook), 5.50%, 7/1/08	15,037
120	Heritage Harbor South Community Development District, (Capital Improvements), 5.25%, 11/1/08	120,043

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$60	Longleaf Community Development District, 6.20%, 5/1/09	$60,081
170	New River Community Development District, (Capital Improvements), 5.00%, 5/1/13	161,821
165	North Springs Improvement District, (Heron Bay), 5.00%, 5/1/14	155,473
315	North Springs Improvement District, (Heron Bay), 7.00%, 5/1/19	318,232
1,000	Orlando Capital Improvements, 5.00%, 10/1/18	1,021,060
100	Sterling Hill Community Development District, (Capital Improvements), 5.10%, 5/1/11	97,360
200	Sterling Hill Community Development District, (Capital Improvements), 5.50%, 11/1/10	200,224
600	Tison's Landing Community Development District, (Capital Improvements), 5.00%, 11/1/11	580,062
35	Waterlefe Community Development District, (Capital Improvements), 6.25%, 5/1/10	35,077
		$4,219,369
Transportation — 3.4%
$1,340	Florida Turnpike Authority, 5.25%, 7/1/21	$1,401,345
		$1,401,345
Utilities — 3.5%
$240	Orlando Utilities Commission Water and Electric, 5.00%, 10/1/18	$250,205
750	Orlando Utilities Commission Water and Electric, 5.00%, 10/1/22	782,348
405	Orlando Utilities Commission Water and Electric, 5.25%, 10/1/20	430,357
		$1,462,910
Total Tax-Exempt Investments — 98.2% (identified cost $39,568,712)		$40,939,836
Other Assets, Less Liabilities — 1.8%		$767,838
Net Assets — 100.0%		$41,707,674

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

See notes to financial statements

Eaton Vance Florida Limited Maturity Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2007, 68.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.6% to 27.5% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.6%
Principal Amount (000's omitted)	Security	Value
Education — 18.1%
$580	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.00%, 7/1/11	$601,245
1,000	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/19	1,065,450
400	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.55%, 7/1/19	408,888
1,305	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.25%, 6/1/20	1,394,862
1,000	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.375%, 6/1/14	1,099,270
1,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 7/15/22	1,043,200
1,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,124,750
1,645	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22	1,897,014
750	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	841,140
1,125	Massachusetts Industrial Finance Agency, (Babson College), 5.375%, 10/1/17	1,137,442
750	Massachusetts Industrial Finance Agency, (St. John's High School, Inc.), 5.70%, 6/1/18	764,677
		$11,377,938
Electric Utilities — 0.8%
$500	Massachusetts Development Finance Agency, (Devens Electric System), 5.75%, 12/1/20	$522,065
		$522,065
Escrowed / Prerefunded — 12.0%
$1,000	Boston, Prerefunded to 2/1/11, 5.00%, 2/1/18	$1,046,070
350	Massachusetts Development Finance Agency, (YMCA of Greater Boston), Prerefunded to 11/1/08, 5.25%, 11/1/13	362,866
500	Massachusetts Industrial Finance Agency, (Belmont Hill School), Prerefunded to 9/1/08, 5.15%, 9/1/13	510,915
465	Massachusetts Industrial Finance Agency, (Forge Hill), (AMT), Prerefunded to 4/1/08, 6.75%, 4/1/30	480,638
500	Massachusetts Industrial Finance Agency, (Wentworth Institute of Technology), Prerefunded to 10/1/08, 5.55%, 10/1/13	519,240
1,200	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/13	1,248,648

Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded (continued)
$2,100	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20(1)	$2,248,512
680	Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	734,794
400	Rail Connections, Inc., (Route 128 Parking Garage), Escrowed to Maturity, 5.30%, 7/1/09	412,600
		$7,564,283
General Obligations — 6.9%
$500	Burlington, 5.00%, 2/1/15	$541,865
500	Burlington, 5.00%, 2/1/16	544,875
750	Falmouth, 5.25%, 2/1/16	804,780
1,100	Wellesley, 5.00%, 6/1/16	1,207,547
1,150	Wellesley, 5.00%, 6/1/17	1,266,368
		$4,365,435
Health Care-Miscellaneous — 0.5%
$165	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	$165,114
125	Massachusetts Development Finance Agency, (New England Center for Children), 5.30%, 11/1/08	125,625
		$290,739
Hospital — 6.4%
$600	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/14	$640,626
865	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/15	921,649
345	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.125%, 8/1/13	345,559
250	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/09	255,578
750	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/18	796,043
1,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.50%, 7/1/10	1,045,520
		$4,004,975
Industrial Development Revenue — 1.1%
$745	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	$698,922
		$698,922

See notes to financial statements

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education — 4.9%
$1,785	Massachusetts Development Finance Agency, (Simmons College), Series H, (XLCA), 5.25%, 10/1/21	$1,972,961
1,000	University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13	1,091,100
		$3,064,061
Insured-Electric Utilities — 7.0%
$1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (MBIA), 5.25%, 7/1/12	$1,073,540
1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (MBIA), 5.25%, 7/1/13	1,070,680
2,000	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	2,266,620
		$4,410,840
Insured-Escrowed / Prerefunded — 4.2%
$1,000	Boston, (MBIA), Prerefunded to 2/1/12, 5.00%, 2/1/19	$1,058,030
635	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	696,576
850	Route 3 North Transportation Improvements Association, (MBIA), Prerefunded to 6/15/10, 5.625%, 6/15/21	896,215
		$2,650,821
Insured-General Obligations — 7.4%
$3,105	Boston, (MBIA), 0.125%, 3/1/22	$1,678,905
780	Groton-Dunstable Regional School District, (FSA), 5.00%, 10/15/17	826,012
1,000	Massachusetts, (AMBAC), 5.00%, 7/1/12	1,062,690
1,000	Massachusetts, (MBIA), 5.25%, 8/1/22	1,112,110
		$4,679,717
Insured-Hospital — 1.7%
$1,000	Massachusetts Health and Educational Facilities Authority, (Tufts-New England Medical Center), (FGIC), 5.375%, 5/15/15	$1,063,630
		$1,063,630
Insured-Pooled Loans — 1.7%
$1,100	Massachusetts Educational Financing Authority, (AMBAC), 4.60%, 1/1/22	$1,076,845
		$1,076,845

Principal Amount (000's omitted)	Security	Value
Insured-Solid Waste — 3.4%
$1,000	Massachusetts Development Finance Agency, (SEMASS System), (MBIA), 5.625%, 1/1/13	$1,078,770
1,000	Massachusetts Development Finance Agency, (SEMASS System), (MBIA), 5.625%, 1/1/16	1,079,180
		$2,157,950
Insured-Special Tax Revenue — 2.9%
$1,600	Massachusetts Special Obligations, (FSA), 5.50%, 6/1/21	$1,810,160
		$1,810,160
Insured-Transportation — 5.5%
$500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	$527,295
1,225	Massachusetts Port Authority, (FSA), 5.125%, 7/1/17	1,271,072
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/11	1,069,620
500	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	567,640
		$3,435,627
Miscellaneous — 1.7%
$1,000	Massachusetts Development Finance Agency, (Jewish Philanthropies), 5.25%, 2/1/22	$1,059,870
		$1,059,870
Senior Living / Life Care — 2.4%
$600	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$610,398
600	Massachusetts Development Finance Agency, (Linden Ponds Inc.), Series A, 5.50%, 11/15/22	591,240
300	Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	289,611
		$1,491,249
Solid Waste — 1.6%
$1,000	Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$1,025,200
		$1,025,200
Special Tax Revenue — 2.6%
$1,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	$1,106,710
500	Massachusetts Special Obligations, 5.00%, 6/1/14	538,630
		$1,645,340

See notes to financial statements

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Transportation — 4.0%
$1,000	Massachusetts Port Authority, (AMT), 6.25%, 7/1/17	$1,052,200
2,000	Massachusetts State Federal Highway Grant Anticipation Notes, 0.00%, 6/15/15	1,470,720
		$2,522,920
Water and Sewer — 0.8%
$500	Massachusetts Water Pollution Abatement Trust, 5.25%, 2/1/12	$530,525
		$530,525
Total Tax-Exempt Investments (identified cost $59,488,919)		$61,449,112
Short-Term Investments — 0.8%
Principal Amount (000's omitted)	Security	Value
$490	Massachusetts Development Finance Agency, (Wentworth Institute), Variable Rate, 6.00%, 10/1/33(2)	$490,000
Total Short-Term Investments (identified cost $490,000)		$490,000
Total Investments — 98.4% (identified cost $59,978,919)		$61,939,112
Other Assets, Less Liabilities — 1.6%		$1,029,414
Net Assets — 100.0%		$62,968,526

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2007, 39.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.8% to 18.3% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Variable rate demand obligation. The stated rate represents the rate in effect at September 30, 2007.

See notes to financial statements

Eaton Vance New Jersey Limited Maturity Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.8%
Principal Amount (000's omitted)	Security	Value
Education — 2.1%
$750	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/11	$787,237
		$787,237
Electric Utilities — 1.1%
$420	New Jersey Economic Development Authority, Pollution Control Revenue, (PSEG Power), 5.00%, 3/1/12	$429,765
		$429,765
Escrowed / Prerefunded — 9.4%
$350	New Jersey Economic Development Authority, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	$404,474
2,030	New Jersey Economic Development Authority, (Principal Custodial Receipts), Escrowed to Maturity, 0.00%, 12/15/12	1,673,370
300	New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 12/1/09, 6.20%, 12/1/24	321,876
600	New Jersey Educational Facilities Authority, (Higher Education Capital Improvements), Prerefunded to 9/1/10, 5.00%, 9/1/15	624,882
500	Puerto Rico Commonwealth Highway and Transportation Authority, Prerefunded to 7/1/13, 5.00%, 7/1/42	537,565
		$3,562,167
General Obligations — 4.1%
$500	Jersey City School District, 6.25%, 10/1/10	$536,795
1,050	Puerto Rico, 0.00%, 7/1/08	1,021,282
		$1,558,077
Hospital — 9.3%
$1,000	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/20	$1,022,330
500	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Care Center), 6.00%, 7/1/12	533,815
425	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.75%, 7/1/23	442,574
450	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.125%, 1/1/20	469,670
500	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.25%, 7/1/25	518,065
500	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.60%, 7/1/15	517,740
		$3,504,194

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 2.1%
$350	New Jersey Economic Development Authority, (American Airlines), (AMT), 7.10%, 11/1/31	$350,228
450	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	457,227
		$807,455
Insured-Education — 5.2%
$1,000	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	$1,025,770
900	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.60%, 7/1/14	929,565
		$1,955,335
Insured-Electric Utilities — 1.9%
$560	Cape May County Industrial Pollution Control Financing Authority, (Atlantic City Electric Co.), (MBIA), 6.80%, 3/1/21	$707,498
		$707,498
Insured-General Obligations — 21.4%
$330	Clearview Regional High School District, (FGIC), 5.375%, 8/1/15	$358,185
750	Freehold Regional High School District, (FGIC), 5.00%, 3/1/18	822,450
720	Hillsborough Township School District, (FSA), 5.375%, 10/1/18	810,533
1,000	Jackson Township School District, (Baptist Healthcare Systems), (MBIA), 5.25%, 6/15/23	1,114,330
1,320	Manalapan-Englishtown Regional Board of Education, (FGIC), 5.50%, 12/1/18	1,497,580
725	Monroe Township Board of Education, (FGIC), 5.20%, 8/1/11	770,922
825	Monroe Township Board of Education, (FGIC), 5.20%, 8/1/14	901,502
1,620	New Jersey, (AMBAC), 5.25%, 7/15/19	1,797,584
		$8,073,086
Insured-Hospital — 3.8%
$1,300	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), (AMBAC), 6.00%, 7/1/12(1)	$1,436,734
		$1,436,734

See notes to financial statements

Eaton Vance New Jersey Limited Maturity Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 4.5%
$1,000	Hudson County, (MBIA), 6.25%, 6/1/15	$1,158,610
500	Puerto Rico Public Finance Corp., (AMBAC), 5.375%, 6/1/17	560,865
		$1,719,475
Insured-Transportation — 7.1%
$500	Delaware River Port Authority, (FSA), 5.50%, 1/1/10	$521,670
1,000	New Jersey Transportation Trust Fund Authority, (MBIA), 5.50%, 12/15/17	1,132,410
770	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 10/1/20	770,000
250	South Jersey Transportation Authority, (AMBAC), 5.00%, 11/1/18	258,613
		$2,682,693
Insured-Water and Sewer — 9.1%
$1,135	Bayonne Municipal Utilities Authority, (XLCA), 5.25%, 4/1/19	$1,202,964
1,000	North Hudson Sewer Authority, (MBIA), 5.125%, 8/1/22	1,100,750
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/16	395,845
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/17	378,736
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/18	361,967
		$3,440,262
Lease Revenue / Certificates of Participation — 2.9%
$1,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	$1,116,750
		$1,116,750
Nursing Home — 1.4%
$500	New Jersey Economic Development Authority, (Masonic Charity Foundation), 4.80%, 6/1/11	$516,280
		$516,280
Pooled Loans — 2.9%
$1,000	New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	$1,097,480
		$1,097,480

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care — 2.7%
$300	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/18	$303,684
300	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	301,710
400	New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	398,012
		$1,003,406
Solid Waste — 0.2%
$60	Atlantic County Utilities Authority, Solid Waste System, 7.00%, 3/1/08	$60,302
		$60,302
Special Tax Revenue — 3.8%
$1,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/16	$1,059,150
180	New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/12	182,439
190	New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/13	192,770
		$1,434,359
Transportation — 4.8%
$1,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	$1,101,870
700	Port Authority of New York and New Jersey, (AMT), 5.50%, 7/15/12	716,121
		$1,817,991
Total Tax-Exempt Investments — 99.8% (identified cost $36,218,328)		$37,710,546
Other Assets, Less Liabilities — 0.2%		$87,724
Net Assets — 100.0%		$37,798,270

See notes to financial statements

Eaton Vance New Jersey Limited Maturity Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2007, 53.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.2% to 16.8% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance New York Limited Maturity Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.9%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 0.6%
$600	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$574,968
		$574,968
Education — 1.5%
$600	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	$644,832
105	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/19	114,009
625	Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	674,044
		$1,432,885
Electric Utilities — 2.7%
$2,500	New York Energy Research and Development Authority Facility, (AMT), 4.70%, 6/1/36	$2,501,250
		$2,501,250
Escrowed / Prerefunded — 4.8%
$350	New York City Transitional Finance Authority, (Future Tax), Prerefunded to 5/1/08, 5.00%, 5/1/16	$356,622
85	New York City Transitional Finance Authority, (Future Tax), Prerefunded to 5/15/08, 4.75%, 11/15/23	86,526
70	New York Urban Development Corp., (Correctional and Youth Facilities), Prerefunded to 1/1/11, 5.50%, 1/1/17	74,283
500	Suffolk County Industrial Development Agency, (Jefferson's Ferry Project), Prerefunded to 11/1/09, 7.20%, 11/1/19	541,305
1,170	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,261,810
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 7/1/09, 5.25%, 1/1/17	1,035,710
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,112,550
		$4,468,806
General Obligations — 4.6%
$1,200	New York City, 5.00%, 3/1/19	$1,262,616
1,000	New York City, 5.00%, 6/1/22	1,040,310
1,000	New York City, Series F, 0.00%, 8/1/08	970,710
1,000	New York City, Series G, 0.00%, 8/1/08	970,710
		$4,244,346

Principal Amount (000's omitted)	Security	Value
Health Care-Miscellaneous — 0.6%
$175	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$184,935
400	Westchester County Industrial Development Agency, (Children's Village), 5.375%, 3/15/19	402,072
		$587,007
Hospital — 6.5%
$415	Chautauqua County Industrial Development Agency, (Women's Christian Association), 6.35%, 11/15/17	$430,164
370	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 5.75%, 11/1/09	369,367
170	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	177,407
2,000	New York Dormitory Authority, (Interfaith Medical Center), 5.00%, 2/15/21	2,123,420
1,000	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/13	1,049,220
200	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/15	208,786
500	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/17	519,200
345	Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.50%, 12/1/10	347,263
750	Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	785,190
		$6,010,017
Housing — 2.7%
$2,000	New York State Mortgage Agency, (AMT), 4.95%, 10/1/21	$2,011,820
500	New York State Mortgage Agency, (AMT), 5.20%, 10/1/08	505,995
		$2,517,815
Industrial Development Revenue — 7.5%
$1,000	Dutchess County Industrial Development Agency, (IBM), (AMT), Variable Rate, 5.45%, 12/1/29	$1,036,150
1,500	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,675,050
1,250	New York City Industrial Development Agency, (AMT), 5.50%, 1/1/14	1,352,100
250	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	258,235
1,500	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,500,810
1,250	Virgin Islands Public Finance Authority, (Hovensa LLC), (AMT), 4.70%, 7/1/22	1,172,687
		$6,995,032

See notes to financial statements

Eaton Vance New York Limited Maturity Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education — 10.1%
$1,000	New York Dormitory Authority, (Canisius College), (MBIA), 5.00%, 7/1/16	$1,071,930
1,000	New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	1,099,760
1,420	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,568,234
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,132,510
1,085	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,206,064
1,000	New York Dormitory Authority, (State University Educational Facilities), (FSA), 5.75%, 5/15/17	1,146,520
1,000	New York Dormitory Authority, (Student Housing), (FGIC), 5.25%, 7/1/15	1,089,070
1,000	New York Dormitory Authority, (University Educational Facilities), (FGIC), 5.25%, 5/15/13	1,063,350
		$9,377,438
Insured-Electric Utilities — 4.6%
$1,000	Long Island Power Authority, Electric Systems Revenue, (FGIC), 5.00%, 12/1/22	$1,059,160
500	Long Island Power Authority, Electric Systems Revenue, (FSA), 0.00%, 6/1/15	371,895
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,402,150
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,403,062
		$4,236,267
Insured-Escrowed / Prerefunded — 6.3%
$500	Long Island Power Authority, Electric Systems Revenue, (FSA), Prerefunded to 6/1/08, 5.00%, 12/1/18	$510,105
2,240	Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/08, 5.70%, 7/1/10	2,277,856
1,000	Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/09, 5.25%, 7/1/17	1,031,000
1,225	New York Dormitory Authority, (Mental Health Services), (MBIA), Prerefunded to 8/15/11, 5.50%, 8/15/13	1,313,359
450	New York Thruway Authority Service Contract, (Local Highway and Bridge), (MBIA), Prerefunded to 4/1/09, 5.40%, 4/1/15	467,365
250	Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	278,195
		$5,877,880

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 7.3%
$1,085	Amityville Union Free School District, (FSA), 5.00%, 12/15/19	$1,154,863
500	Clarence Central School District, (FSA), 5.00%, 5/15/17	526,320
1,000	Monroe County, (Public Improvements), (MBIA), 6.00%, 3/1/19	1,176,210
1,915	Puerto Rico, (FGIC), 5.50%, 7/1/17	2,174,061
1,645	Red Hook Central School District, (FSA), 5.125%, 6/15/16	1,752,057
		$6,783,511
Insured-Hospital — 2.5%
$1,600	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (MBIA), 5.50%, 7/1/17	$1,786,736
500	New York Dormitory Authority, (New York and Presbyterian Hospital), (AMBAC), 5.50%, 8/1/11	532,945
		$2,319,681
Insured-Lease Revenue / Certificates of Participation — 1.1%
$1,000	New York Dormitory Authority, (Municipal Health Facilities), (FSA), 5.50%, 1/15/13	$1,061,710
		$1,061,710
Insured-Special Tax Revenue — 6.2%
$2,250	New York Local Government Assistance Corp., (MBIA), 0.00%, 4/1/13	$1,835,077
2,000	New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19(1)	2,260,480
1,500	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,695,765
		$5,791,322
Insured-Transportation — 7.2%
$1,000	Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,134,110
1,000	Metropolitan Transportation Authority, (MBIA), 5.50%, 11/15/13	1,103,350
1,000	Monroe County Airport Authority, (MBIA), (AMT), 5.875%, 1/1/17	1,125,270
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	1,135,280
1,920	Triborough Bridge and Tunnel Authority, (MBIA), 5.50%, 11/15/18	2,179,354
		$6,677,364

See notes to financial statements

Eaton Vance New York Limited Maturity Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Lease Revenue / Certificates of Participation — 4.5%
$1,000	Hudson Yards Infrastructure Corp., 5.00%, 2/15/47	$1,016,040
1,000	New York Dormitory Authority, (Child Care Facility), 5.375%, 4/1/14	1,061,710
1,000	New York Urban Development Corp., (Correctional and Youth Facilities), 5.25%, 1/1/21	1,019,880
1,025	New York Urban Development Corp., (Correctional and Youth Facilities), 5.50%, 1/1/17	1,084,153
		$4,181,783
Other Revenue — 0.8%
$750	Albany Industrial Development Agency, (Charitable Leadership), 6.00%, 7/1/19	$767,663
		$767,663
Senior Living / Life Care — 0.8%
$330	Glen Cove Industrial Development Agency, (The Regency at Glen Cove), 9.50%, 7/1/12(2)	$299,102
400	Mt. Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	407,908
		$707,010
Solid Waste — 3.0%
$750	Hempstead Industrial Development Agency, (American Refuel), 5.00%, 12/1/10	$760,230
2,000	Niagara County Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), Variable Rate, 5.55%, 11/15/24	2,047,200
		$2,807,430
Special Tax Revenue — 8.0%
$1,140	34th Street Partnership, Inc., 5.00%, 1/1/17	$1,202,917
500	New York City Transitional Finance Authority, 5.375%, 2/15/14	534,815
915	New York City Transitional Finance Authority, (Future Tax), 4.75%, 11/15/23	930,299
480	New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/16	488,582
1,000	New York City Transitional Finance Authority, (Future Tax), 5.375%, 2/1/13	1,064,080
3,000	New York Local Government Assistance Corp., 5.25%, 4/1/16	3,260,730
		$7,481,423

Principal Amount (000's omitted)	Security	Value
Transportation — 1.1%
$1,000	Triborough Bridge and Tunnel Authority, 5.00%, 11/15/21	$1,063,610
		$1,063,610
Water and Sewer — 3.9%
$2,000	New York City Municipal Water Finance Authority, 5.125%, 6/15/21	$2,019,440
1,000	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/20	1,064,200
500	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.25%, 6/15/14	535,450
		$3,619,090
Total Tax-Exempt Investments — 98.9% (identified cost $89,384,908)		$92,085,308
Other Assets, Less Liabilities — 1.1%		$981,650
Net Assets — 100.0%		$93,066,958

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2007, 45.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.1% to 13.1% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security is in default with respect to scheduled principal payments.

See notes to financial statements

Eaton Vance Ohio Limited Maturity Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.0%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 0.5%
$95	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	$97,953
		$97,953
Education — 5.3%
$500	Ohio Higher Educational Facilities Commission, (John Carroll University), 5.00%, 11/15/13	$525,395
500	Ohio State University General Receipts, 5.25%, 12/1/17	534,470
		$1,059,865
Escrowed / Prerefunded — 8.8%
$250	Cuyahoga County, (Rock and Roll Hall of Fame), Escrowed to Maturity, 5.85%, 12/1/08	$256,735
750	Ohio Parks and Recreational Capital Facilities, Prerefunded to 6/1/12, 5.50%, 6/1/14	811,942
250	Parma Hospital Improvement, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.25%, 11/1/13	257,005
250	Puerto Rico Commonwealth Highway and Transportation Authority, Prerefunded to 7/1/13, 5.00%, 7/1/42	268,782
165	Richland County Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/22	180,036
		$1,774,500
General Obligations — 4.6%
$100	Cuyahoga County Sewer Improvement District, 5.45%, 12/1/15	$105,345
500	Hamilton School District, 6.15%, 12/1/15	581,685
250	Ohio, 0.00%, 8/1/08	242,625
		$929,655
Hospital — 5.8%
$500	Cuyahoga County, (Cleveland Clinic Health System), 6.00%, 1/1/17	$554,470
500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.50%, 8/15/12	531,975
85	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	90,084
		$1,176,529

Principal Amount (000's omitted)	Security	Value
Housing — 1.2%
$240	Ohio Housing Finance Agency, (AMT), 4.55%, 9/1/11	$244,990
		$244,990
Industrial Development Revenue — 7.0%
$500	Dayton Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	$512,290
100	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	99,138
500	Toledo Lucas County Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	513,820
310	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	290,826
		$1,416,074
Insured-Education — 3.9%
$750	Cleveland-Cuyahoga County Port Authority, (Euclid Avenue Housing Corp.), (AMBAC), 5.00%, 8/1/21	$782,812
		$782,812
Insured-Escrowed / Prerefunded — 4.8%
$300	Cleveland Airport System, (FSA), Prerefunded to 1/1/10, 5.25%, 1/1/14	$313,896
600	Springfield City School District, Clark County, (FGIC), Prerefunded to 12/1/11, 5.00%, 12/1/17	643,938
		$957,834
Insured-General Obligations — 22.5%
$200	Amherst School District, (FGIC), 5.00%, 12/1/11	$211,350
250	Athens School District, (FSA), 5.45%, 12/1/10	264,422
265	Clinton Massie Local School District, (AMBAC), 0.00%, 12/1/09	244,924
265	Clinton Massie Local School District, (AMBAC), 0.00%, 12/1/11	227,158
225	Finneytown Local School District, (FGIC), 6.15%, 12/1/11	247,640
1,000	Hilliard School District, (FGIC), 0.00%, 12/1/14	759,020
175	Scioto Valley and Ross County School District, (FGIC), 0.00%, 12/1/11	150,010
650	Springfield City School District, Clark County, (AMBAC), 4.30%, 12/1/14	660,608
500	Strongsville City School District, (MBIA), 5.375%, 12/1/12(1)	542,645
670	Upper Arlington City School District, (FSA), 5.00%, 12/1/21	705,671
460	Wyoming School District, (FGIC), 5.75%, 12/1/17	530,297
		$4,543,745

See notes to financial statements

Eaton Vance Ohio Limited Maturity Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital — 2.7%
$500	Cuyahoga County, (Metrohealth System), (MBIA), 5.50%, 2/15/12	$536,755
		$536,755
Insured-Industrial Development Revenue — 2.7%
$500	Akron Economic Development, (MBIA), 6.00%, 12/1/12	$543,835
		$543,835
Insured-Lease Revenue / Certificates of Participation — 5.2%
$500	Ohio Building Authority, (FSA), 5.50%, 10/1/11	$534,490
500	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), 5.00%, 5/1/22	523,620
		$1,058,110
Insured-Other Revenue — 2.8%
$500	Cleveland Parking Facilities, (FSA), 5.25%, 9/15/20	$556,035
		$556,035
Insured-Special Tax Revenue — 1.4%
$250	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	$282,628
		$282,628
Insured-Transportation — 4.2%
$750	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18	$845,108
		$845,108
Insured-Water and Sewer — 2.5%
$475	Cleveland Waterworks, (FSA), 5.375%, 1/1/16	$506,825
		$506,825
Lease Revenue / Certificates of Participation — 1.0%
$200	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	$206,996
		$206,996
Pooled Loans — 6.9%
$250	Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$250,070
295	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	300,466

Principal Amount (000's omitted)	Security	Value
Pooled Loans (continued)
$250	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	$259,695
330	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	321,938
145	Toledo Lucas County Port Authority, (Northwest Ohio Bond Fund), 5.10%, 5/15/12	146,913
100	Toledo Lucas County Port Authority, (Northwest Ohio Bond Fund), (AMT), 6.125%, 11/15/09	102,108
		$1,381,190
Water and Sewer — 5.2%
$500	Cincinnati Water System, 4.50%, 12/1/21	$509,200
500	Ohio Water Development Authority, (Drinking Water), 5.50%, 12/1/14	543,725
		$1,052,925
Total Tax-Exempt Investments — 99.0% (identified cost $19,173,139)		$19,954,364
Other Assets, Less Liabilities — 1.0%		$202,635
Net Assets — 100.0%		$20,156,999

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2007, 53.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.6% to 18.4% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.3%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.5%
$435	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$451,800
350	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	348,127
		$799,927
Education — 4.4%
$2,290	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 7/15/21	$2,408,278
		$2,408,278
Electric Utilities — 0.7%
$400	York County Industrial Development Authority, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$409,976
		$409,976
Escrowed / Prerefunded — 2.9%
$250	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$276,260
500	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/10, 5.80%, 10/1/20	539,260
760	Lehigh County General Purpose Authority, (Muhlenberg Hospital), Escrowed to Maturity, 5.75%, 7/15/10	781,713
		$1,597,233
General Obligations — 1.9%
$1,000	Delaware County, 5.00%, 10/1/21	$1,054,620
		$1,054,620
Hospital — 4.7%
$200	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	$207,294
1,000	Monroe County Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	1,026,400
500	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.25%, 1/15/18	543,065
800	Washington County Hospital Authority, (Monongahela Vineyard Hospital), 5.00%, 6/1/12	828,408
		$2,605,167

Principal Amount (000's omitted)	Security	Value
Housing — 2.4%
$1,335	Allegheny County Residential Finance Authority, Single Family Mortgages, (AMT), 4.80%, 11/1/22	$1,325,735
		$1,325,735
Industrial Development Revenue — 4.0%
$700	Erie Industrial Development Authority, (International Paper), (AMT), 5.85%, 12/1/20	$710,402
750	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	750,405
750	Schuylkill County Industrial Development Authority, (Pine Grove Landfill, Inc.), (AMT), 5.10%, 10/1/19	756,758
		$2,217,565
Insured-Cogeneration — 2.4%
$1,300	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,299,246
		$1,299,246
Insured-Education — 6.0%
$2,000	Delaware County, (Villanova University), (AMBAC), 5.00%, 8/1/20	$2,128,440
1,100	Lycoming County College Authority, (Pennsylvania College of Technology ), (AMBAC), 5.125%, 5/1/22	1,150,930
		$3,279,370
Insured-Electric Utilities — 2.9%
$1,500	Cambria County Industrial Development Authority, (Pennsylvania Electric), (MBIA), 5.35%, 11/1/10	$1,575,750
		$1,575,750
Insured-Escrowed / Prerefunded — 22.0%
$1,000	Council Rock School District, (MBIA), Prerefunded to 11/15/11, 5.00%, 11/15/19	$1,055,410
2,000	Ephrata Area School District, (FGIC), Prerefunded to 10/15/11, 5.25%, 4/15/19	2,127,480
500	Pennsylvania Public School Building Authority, (Garnet Valley School District), (AMBAC), Prerefunded to 2/1/11, 5.50%, 2/1/20	530,525
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (AMBAC), Prerefunded to 7/15/11, 5.125%, 7/15/22	1,064,370
1,000	Philadelphia Gas Works Revenue, (FSA), Prerefunded to 8/1/13, 5.25%, 8/1/17	1,087,000
1,000	Philadelphia School District, (FSA), Prerefunded to 2/1/12, 5.50%, 2/1/17	1,077,150

See notes to financial statements

Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$1,000	Pittsburgh, (AMBAC), Prerefunded to 3/1/12, 5.25%, 9/1/22	$1,068,390
1,000	Spring-Ford Area School District, (FSA), Prerefunded to 9/1/11, 5.00%, 9/1/19	1,052,850
5,000	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	3,012,650
		$12,075,825
Insured-General Obligations — 20.7%
$1,280	Allegheny County, Series C, (FSA), 5.00%, 11/1/27	$1,344,653
1,020	Cornwall Lebanon School District, (FSA), 0.00%, 3/15/16(1)	723,343
1,250	Cranberry Township, (FGIC), 5.00%, 12/1/20	1,306,113
1,635	Harrisburg, (AMBAC), 0.00%, 9/15/12	1,355,006
1,355	McKeesport, (FGIC), 0.00%, 10/1/11	1,168,213
1,000	Palmyra Area School District, (FGIC), 5.00%, 5/1/17	1,050,520
2,000	Pennsylvania, (MBIA), 5.375%, 7/1/19	2,241,840
1,000	Reading School District, (FGIC), 0.00%, 1/15/12	851,000
1,250	Sto-Rox School District, (FGIC), 5.125%, 12/15/22	1,304,450
		$11,345,138
Insured-Hospital — 1.0%
$500	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	$546,365
		$546,365
Insured-Other Revenue — 2.9%
$1,500	Philadelphia Authority for Industrial Development Revenue, Series A, (FGIC), 5.00%, 12/1/22	$1,574,760
		$1,574,760
Insured-Special Tax Revenue — 0.6%
$350	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$359,643
		$359,643
Insured-Transportation — 9.9%
$1,000	Allegheny County Airport, (MBIA), (AMT), 5.75%, 1/1/10	$1,043,740
590	Allegheny County Airport, (MBIA), (AMT), 5.75%, 1/1/12	634,563
2,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (FSA), 5.25%, 7/15/22	2,223,720
1,000	Philadelphia Airport, (FGIC), (AMT), 5.375%, 7/1/14	1,020,340
500	Southeastern Pennsylvania Transportation Authority, (FGIC), 5.25%, 3/1/16	516,100
		$5,438,463

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer — 4.5%
$250	Allegheny County Sanitation Authority, (MBIA), 5.00%, 12/1/19	$263,358
2,000	Altoona City Authority Water Revenue, (FSA), 5.25%, 11/1/19	2,216,880
		$2,480,238
Senior Living / Life Care — 1.5%
$390	Cliff House Trust (AMT), 6.625%, 6/1/27(2)	$269,377
335	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.00%, 8/15/11	344,035
185	Lancaster County Hospital Authority, (Health Center-Willow Valley Retirement), 5.55%, 6/1/15	193,358
		$806,770
Transportation — 0.4%
$205	Erie Municipal Airport Authority, (AMT), 5.50%, 7/1/09	$204,760
		$204,760
Total Tax-Exempt Investments — 97.3% (identified cost $51,413,309)		$53,404,829
Other Assets, Less Liabilities — 2.7%		$1,459,956
Net Assets — 100.0%		$54,864,785

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2007, 74.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 12.8% to 26.1% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security in default with respect to scheduled principal payments.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of September 30, 2007

	California Limited Fund	Florida Limited Fund	Massachusetts Limited Fund	New Jersey Limited Fund
Assets
Investments —
Identified cost	$37,009,655	$39,568,712	$59,978,919	$36,218,328
Unrealized appreciation	1,326,511	1,371,124	1,960,193	1,492,218
Investments, at value	$38,336,166	$40,939,836	$61,939,112	$37,710,546
Cash	$804,889	$211,348	$8,754	$—
Receivable for investments sold	—	5,069	—	—
Receivable for Fund shares sold	91,500	51	409,385	4,246
Interest receivable	418,129	669,438	796,843	436,772
Receivable for daily variation margin on open financial futures contracts	—	5,063	3,844	4,219
Total assets	$39,650,684	$41,830,805	$63,157,938	$38,155,783
Liabilities
Payable for Fund shares redeemed	$1,199	$189	$14,743	$159,162
Dividends payable	51,230	55,163	75,987	51,147
Due to custodian	—	—	—	78,350
Payable to affiliate for investment advisory fee	14,088	15,292	22,520	13,800
Payable to affiliate for distribution and service fees	15,099	20,079	29,955	15,674
Accrued expenses	31,422	32,408	46,207	39,380
Total liabilities	$113,038	$123,131	$189,412	$357,513
Net Assets	$39,537,646	$41,707,674	$62,968,526	$37,798,270
Sources of Net Assets
Paid-in capital	$38,844,689	$41,510,090	$63,227,404	$37,250,202
Accumulated net realized loss (computed on the basis of identified cost)	(683,163)	(1,218,450)	(2,266,746)	(1,047,673)
Accumulated undistributed net investment income	18,503	41,044	31,123	89,258
Net unrealized appreciation (computed on the basis of identified cost)	1,357,617	1,374,990	1,976,745	1,506,483
Net Assets	$39,537,646	$41,707,674	$62,968,526	$37,798,270
Class A Shares
Net Assets	$38,427,159	$31,402,305	$46,993,221	$35,888,095
Shares Outstanding	3,713,919	3,086,768	4,643,044	3,547,569
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.35	$10.17	$10.12	$10.12
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$10.59	$10.40	$10.35	$10.35
Class B Shares
Net Assets	$650,776	$1,431,132	$2,288,086	$1,823,432
Shares Outstanding	63,094	140,652	226,238	180,274
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.31	$10.18	$10.11	$10.11
Class C Shares
Net Assets	$459,711	$8,874,237	$13,687,219	$86,743
Shares Outstanding	45,986	923,722	1,411,805	8,571
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.00	$9.61	$9.69	$10.12

On sales of $100,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of September 30, 2007

	New York Limited Fund	Ohio Limited Fund	Pennsylvania Limited Fund
Assets
Investments —
Identified cost	$89,384,908	$19,173,139	$51,413,309
Unrealized appreciation	2,700,400	781,225	1,991,520
Investments, at value	$92,085,308	$19,954,364	$53,404,829
Cash	$—	$—	$1,080,713
Receivable for Fund shares sold	58,103	10,921	40,534
Interest receivable	1,276,269	263,435	653,523
Receivable for daily variation margin on open financial futures contracts	8,813	2,344	3,750
Total assets	$93,428,493	$20,231,064	$55,183,349
Liabilities
Payable for Fund shares redeemed	$67,162	$5,300	$161,853
Dividends payable	120,000	26,113	71,615
Due to custodian	37,222	203	—
Payable to affiliate for investment advisory fee	33,787	7,282	19,781
Payable to affiliate for distribution and service fees	44,686	7,747	25,488
Accrued expenses	58,678	27,420	39,827
Total liabilities	$361,535	$74,065	$318,564
Net Assets	$93,066,958	$20,156,999	$54,864,785
Sources of Net Assets
Paid-in capital	$92,841,890	$20,376,119	$54,530,135
Accumulated net realized loss (computed on the basis of identified cost)	(2,494,379)	(1,001,332)	(1,635,357)
Accumulated undistributed (distributions in excess of) net investment income	(5,075)	1,562	(38,688)
Net unrealized appreciation (computed on the basis of identified cost)	2,724,522	780,650	2,008,695
Net Assets	$93,066,958	$20,156,999	$54,864,785
Class A Shares
Net Assets	$69,271,931	$19,934,241	$39,566,856
Shares Outstanding	6,610,784	2,076,494	3,851,470
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.48	$9.60	$10.27
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$10.72	$9.82	$10.51
Class B Shares
Net Assets	$2,375,204	$221,727	$1,912,003
Shares Outstanding	226,886	23,128	186,103
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.47	$9.59	$10.27
Class C Shares
Net Assets	$21,419,823	$1,031	$13,385,926
Shares Outstanding	2,150,088	108	1,374,103
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.96	$9.58	$9.74

On sales of $100,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended September 30, 2007

	California Limited Fund	Florida Limited Fund	Massachusetts Limited Fund	New Jersey Limited Fund
Investment Income
Interest	$859,619	$1,033,117	$1,423,692	$918,872
Total investment income	$859,619	$1,033,117	$1,423,692	$918,872
Expenses
Investment adviser fee	$82,168	$95,381	$134,975	$85,104
Trustees' fees and expenses	959	1,006	3,608	992
Distribution and service fees
Class A	27,335	24,057	34,509	27,370
Class B	3,204	8,752	12,590	10,390
Class C	2,470	41,695	61,765	67
Legal and accounting services	16,154	17,603	21,217	18,152
Printing and postage	2,705	4,575	6,440	3,245
Custodian fee	11,448	22,189	27,742	18,085
Interest expense and fees	—	—	—	8,288
Transfer and dividend disbursing agent fees	5,033	10,970	17,338	11,431
Registration fees	549	2,915	240	25
Miscellaneous	5,676	6,545	8,687	8,484
Total expenses	$157,701	$235,688	$329,111	$191,633
Deduct —
Reduction of custodian fee	$4,843	$5,915	$2,712	$1,151
Total expense reductions	$4,843	$5,915	$2,712	$1,151
Net expenses	$152,858	$229,773	$326,399	$190,482
Net investment income	$706,761	$803,344	$1,097,293	$728,390
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$(40,508)	$80,206	$(14,626)	$186,528
Financial futures contracts	63,861	(47,404)	(43,358)	(51,156)
Net realized gain (loss)	$23,353	$32,802	$(57,984)	$135,372
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(141,968)	$(451,003)	$(401,529)	$(480,715)
Financial futures contracts	(82,344)	(29,577)	(55,316)	(32,408)
Net change in unrealized appreciation (depreciation)	$(224,312)	$(480,580)	$(456,845)	$(513,123)
Net realized and unrealized loss	$(200,959)	$(447,778)	$(514,829)	$(377,751)
Net increase in net assets from operations	$505,802	$355,566	$582,464	$350,639

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended September 30, 2007

	New York Limited Fund	Ohio Limited Fund	Pennsylvania Limited Fund
Investment Income
Interest	$2,239,223	$463,948	$1,213,651
Total investment income	$2,239,223	$463,948	$1,213,651
Expenses
Investment adviser fee	$210,152	$43,759	$112,958
Trustees' fees and expenses	4,992	100	3,741
Distribution and service fees
Class A	53,238	14,737	26,194
Class B	13,920	1,298	11,849
Class C	97,625	5	62,028
Legal and accounting services	20,240	14,384	18,803
Printing and postage	9,490	2,745	6,405
Custodian fee	40,115	15,748	24,061
Interest expense and fees	6,951	—	—
Transfer and dividend disbursing agent fees	25,690	5,049	15,555
Registration fees	1,464	10	890
Miscellaneous	8,993	4,872	4,749
Total expenses	$492,870	$102,707	$287,233
Deduct —
Reduction of custodian fee	$6,205	$2,033	$5,101
Total expense reductions	$6,205	$2,033	$5,101
Net expenses	$486,665	$100,674	$282,132
Net investment income	$1,752,558	$363,274	$931,519
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$(92,823)	$8	$46,949
Financial futures contracts	(134,435)	(56,335)	18,352
Net realized gain (loss)	$(227,258)	$(56,327)	$65,301
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(875,368)	$(119,110)	$(346,060)
Financial futures contracts	(50,270)	2,225	(81,770)
Net change in unrealized appreciation (depreciation)	$(925,638)	$(116,885)	$(427,830)
Net realized and unrealized loss	$(1,152,896)	$(173,212)	$(362,529)
Net increase in net assets from operations	$599,662	$190,062	$568,990

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended September 30, 2007

Increase (Decrease) in Net Assets	California Limited Fund	Florida Limited Fund	Massachusetts Limited Fund	New Jersey Limited Fund
From operations —
Net investment income	$706,761	$803,344	$1,097,293	$728,390
Net realized gain (loss) from investment transactions and financial futures contracts	23,353	32,802	(57,984)	135,372
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(224,312)	(480,580)	(456,845)	(513,123)
Net increase in net assets from operations	$505,802	$355,566	$582,464	$350,639
Distributions to shareholders —
From net investment income
Class A	$(673,887)	$(625,042)	$(845,700)	$(697,134)
Class B	(10,435)	(30,374)	(40,864)	(35,217)
Class C	(8,097)	(145,143)	(200,612)	(195)
Total distributions to shareholders	$(692,419)	$(800,559)	$(1,087,176)	$(732,546)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,724,932	$1,676,612	$7,140,111	$1,737,337
Class B	236,008	330,350	8,906	35,537
Class C	341,159	498,214	614,423	84,600
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	275,702	327,077	530,086	456,571
Class B	5,804	19,685	24,877	23,019
Class C	1,502	55,660	134,133	102
Cost of shares redeemed
Class A	(3,625,074)	(5,016,820)	(6,818,527)	(3,811,112)
Class B	(61,752)	(351,458)	(159,645)	(253,609)
Class C	(443,193)	(1,198,778)	(1,088,941)	—
Net asset value of shares exchanged
Class A	295,745	1,304,916	1,207,348	830,303
Class B	(295,745)	(1,304,916)	(1,207,348)	(830,303)
Net increase (decrease) in net assets from Fund share transactions	$2,455,088	$(3,659,458)	$385,423	$(1,727,555)
Net increase (decrease) in net assets	$2,268,471	$(4,104,451)	$(119,289)	$(2,109,462)
Net Assets
At beginning of period	$37,269,175	$45,812,125	$63,087,815	$39,907,732
At end of period	$39,537,646	$41,707,674	$62,968,526	$37,798,270
Accumulated undistributed net investment income included in net assets
At end of period	$18,503	$41,044	$31,123	$89,258

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended September 30, 2007

Increase (Decrease) in Net Assets	New York Limited Fund	Ohio Limited Fund	Pennsylvania Limited Fund
From operations —
Net investment income	$1,752,558	$363,274	$931,519
Net realized gain (loss) from investment transactions and financial futures contracts	(227,258)	(56,327)	65,301
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(925,638)	(116,885)	(427,830)
Net increase in net assets from operations	$599,662	$190,062	$568,990
Distributions to shareholders —
From net investment income
Class A	$(1,337,215)	$(359,069)	$(671,633)
Class B	(46,438)	(4,159)	(40,608)
Class C	(326,931)	(15)	(214,242)
Total distributions to shareholders	$(1,710,584)	$(363,243)	$(926,483)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,688,025	$2,417,793	$6,158,909
Class B	269,493	875	6,055
Class C	933,664	—	812,588
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	996,668	184,657	381,357
Class B	31,912	3,250	24,547
Class C	195,537	15	89,694
Cost of shares redeemed
Class A	(9,927,173)	(1,858,749)	(2,135,814)
Class B	(206,089)	(817)	(432,089)
Class C	(1,616,590)	—	(1,604,838)
Net asset value of shares exchanged
Class A	2,134,175	216,809	1,370,810
Class B	(2,134,175)	(216,809)	(1,370,810)
Net increase (decrease) in net assets from Fund share transactions	$(4,634,553)	$747,024	$3,300,409
Net increase (decrease) in net assets	$(5,745,475)	$573,843	$2,942,916
Net Assets
At beginning of period	$98,812,433	$19,583,156	$51,921,869
At end of period	$93,066,958	$20,156,999	$54,864,785
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(5,075)	$1,562	$(38,688)

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended March 31, 2007

Increase (Decrease) in Net Assets	California Limited Fund	Florida Limited Fund	Massachusetts Limited Fund	New Jersey Limited Fund
From operations —
Net investment income	$1,322,289	$1,828,283	$2,323,566	$1,576,475
Net realized gain from investment transactions and financial futures contracts	44,399	284,099	411,725	212,993
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	220,781	(60,152)	245,636	183,382
Net increase in net assets from operations	$1,587,469	$2,052,230	$2,980,927	$1,972,850
Distributions to shareholders —
From net investment income
Class A	$(1,261,454)	$(1,301,931)	$(1,692,718)	$(1,375,966)
Class B	(54,199)	(135,656)	(170,060)	(131,878)
Class C	(10,107)	(351,029)	(478,095)	(20)
Total distributions to shareholders	$(1,325,760)	$(1,788,616)	$(2,340,873)	$(1,507,864)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,203,437	$2,549,511	$6,216,998	$1,753,443
Class B	229,258	106,144	276,214	259,522
Class C	536,376	826,848	1,113,929	1,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	714,915	588,008	928,779	897,252
Class B	27,290	77,904	99,781	81,374
Class C	821	111,834	296,895	18
Cost of shares redeemed
Class A	(9,483,245)	(8,233,743)	(12,503,318)	(5,861,020)
Class B	(761,318)	(1,073,949)	(1,191,698)	(760,524)
Class C	—	(4,859,469)	(7,332,027)	—
Net asset value of shares exchanged
Class A	1,431,354	2,305,306	2,836,369	2,753,983
Class B	(1,431,354)	(2,305,306)	(2,836,369)	(2,753,983)
Net increase (decrease) in net assets from Fund share transactions	$467,354	$(9,906,912)	$(12,094,447)	$(3,628,935)
Net increase (decrease) in net assets	$729,243	$(9,643,298)	$(11,454,393)	$(3,163,949)
Net Assets
At beginning of year	$36,539,932	$55,455,423	$74,542,208	$43,071,681
At end of year	$37,269,175	$45,812,125	$63,087,815	$39,907,732
Accumulated undistributed net investment income included in net assets
At end of year	$4,161	$38,259	$21,006	$93,414

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended March 31, 2007

Increase (Decrease) in Net Assets	New York Limited Fund	Ohio Limited Fund	Pennsylvania Limited Fund
From operations —
Net investment income	$3,437,982	$688,037	$1,929,973
Net realized gain from investment transactions and financial futures contracts	150,119	12,359	192,060
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	939,601	121,315	268,536
Net increase in net assets from operations	$4,527,702	$821,711	$2,390,569
Distributions to shareholders —
From net investment income
Class A	$(2,488,800)	$(670,838)	$(1,286,463)
Class B	(204,945)	(19,407)	(170,522)
Class C	(719,515)	(19)	(462,156)
Total distributions to shareholders	$(3,413,260)	$(690,264)	$(1,919,141)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$18,487,690	$3,696,670	$1,966,250
Class B	492,970	31,833	212,418
Class C	2,485,851	1,000	2,230,520
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,739,279	317,130	726,644
Class B	129,747	14,207	89,742
Class C	415,277	18	201,131
Cost of shares redeemed
Class A	(11,790,972)	(2,652,480)	(6,188,716)
Class B	(1,754,656)	(123,000)	(987,087)
Class C	(7,507,850)	—	(4,248,403)
Net asset value of shares exchanged
Class A	3,479,728	369,950	2,622,812
Class B	(3,479,728)	(369,950)	(2,622,812)
Net increase (decrease) in net assets from Fund share transactions	$2,697,336	$1,285,378	$(5,997,501)
Net increase (decrease) in net assets	$3,811,778	$1,416,825	$(5,526,073)
Net Assets
At beginning of year	$95,000,655	$18,166,331	$57,447,942
At end of year	$98,812,433	$19,583,156	$51,921,869
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(47,049)	$1,531	$(43,724)

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Limited Fund — Class A
	Six Months Ended September 30, 2007		Year Ended March 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$10.410		$10.330	$10.290	$10.560		$10.540		$10.100
Income (loss) from operations
Net investment income	$0.195		$0.378	$0.377	$0.377		$0.394		$0.414
Net realized and unrealized gain (loss)	(0.061)		0.082	0.036	(0.274)		0.016		0.436
Total income from operations	$0.134		$0.460	$0.413	$0.103		$0.410		$0.850
Less distributions
From net investment income	$(0.194)		$(0.380)	$(0.373)	$(0.373)		$(0.390)		$(0.410)
Total distributions	$(0.194)		$(0.380)	$(0.373)	$(0.373)		$(0.390)		$(0.410)
Net asset value — End of period	$10.350		$10.410	$10.330	$10.290		$10.560		$10.540
Total Return(2)	1.30	%(6)	4.52%	4.06%	0.99%		3.92%		8.56%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$38,427		$35,937	$33,830	$31,555		$29,957		$26,750
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.81	%(3)	0.93%	0.86%	0.90	%(4)	0.88	%(4)	0.96	%(4)
Expenses after custodian fee reduction	0.78	%(3)	0.90%	0.84%	0.89	%(4)	0.88	%(4)	0.94	%(4)
Net investment income	3.76	%(3)	3.65%	3.64%	3.62%		3.73%		3.97%
Portfolio Turnover of the Portfolio	—		—	—	13	%(5)	27	%(5)	7	%(5)
Portfolio Turnover of the Fund	16%		32%	28%	13%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)    Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(6)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Limited Fund — Class B
	Six Months Ended September 30, 2007		Year Ended March 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$10.370		$10.300	$10.260	$10.520		$10.500		$10.070
Income (loss) from operations
Net investment income	$0.155		$0.303	$0.298	$0.301		$0.313		$0.333
Net realized and unrealized gain (loss)	(0.062)		0.068	0.035	(0.268)		0.017		0.432
Total income from operations	$0.093		$0.371	$0.333	$0.033		$0.330		$0.765
Less distributions
From net investment income	$(0.153)		$(0.301)	$(0.293)	$(0.293)		$(0.310)		$(0.335)
Total distributions	$(0.153)		$(0.301)	$(0.293)	$(0.293)		$(0.310)		$(0.335)
Net asset value — End of period	$10.310		$10.370	$10.300	$10.260		$10.520		$10.500
Total Return(2)	0.91	%(6)	3.64%	3.28%	0.31%		3.16%		7.71%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$651		$770	$2,687	$3,837		$5,844		$5,107
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.57	%(3)	1.68%	1.61%	1.65	%(4)	1.63	%(4)	1.71	%(4)
Expenses after custodian fee reduction	1.54	%(3)	1.65%	1.59%	1.64	%(4)	1.63	%(4)	1.69	%(4)
Net investment income	3.01	%(3)	2.94%	2.89%	2.90%		2.97%		3.19%
Portfolio Turnover of the Portfolio	—		—	—	13	%(5)	27	%(5)	7	%(5)
Portfolio Turnover of the Fund	16%		32%	28%	13%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(6)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Limited Fund — Class C
	Six Months Ended September 30, 2007		Year Ended March 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)(2)
Net asset value — Beginning of period	$10.050		$9.980	$9.950	$10.000
Income (loss) from operations
Net investment income	$0.151		$0.280	$0.282	$0.002
Net realized and unrealized gain (loss)	(0.052)		0.082	0.034	(0.052)
Total income (loss) from operations	$0.099		$0.362	$0.316	$(0.050)
Less distributions
From net investment income	$(0.149)		$(0.292)	$(0.286)	$—
Total distributions	$(0.149)		$(0.292)	$(0.286)	$—
Net asset value — End of period	$10.000		$10.050	$9.980	$9.950
Total Return(3)	1.00	%(6)	3.67%	3.15%	(0.01	)%(6)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$460		$562	$22	$10
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.56	%(4)	1.68%	1.61%	0.00	%(4)(5)
Expenses after custodian fee reduction	1.54	%(4)	1.65%	1.59%	—
Net investment income	3.03	%(4)	2.78%	2.83%	0.00	%(4)(5)
Portfolio Turnover of the Fund	16%		32%	28%	13%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the commencement of offering of Class C shares, March 23, 2005 to March 31, 2005.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  Represents less than 0.01%.

(6)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Limited Fund — Class A
	Six Months Ended September 30, 2007		Year Ended March 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$10.280		$10.230	$10.230	$10.500		$10.480		$10.050
Income (loss) from operations
Net investment income	$0.199		$0.394	$0.385	$0.387		$0.396		$0.420
Net realized and unrealized gain (loss)	(0.108)		0.041	(0.005)	(0.277)		0.018		0.425
Total income from operations	$0.091		$0.435	$0.380	$0.110		$0.414		$0.845
Less distributions
From net investment income	$(0.201)		$(0.385)	$(0.380)	$(0.380)		$(0.394)		$(0.415)
Total distributions	$(0.201)		$(0.385)	$(0.380)	$(0.380)		$(0.394)		$(0.415)
Net asset value — End of period	$10.170		$10.280	$10.230	$10.230		$10.500		$10.480
Total Return(2)	0.90	%(7)	4.32%	3.76%	1.06%		3.99%		8.59%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$31,402		$33,440	$36,064	$44,720		$45,088		$47,033
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.89	%(3)	0.89%	0.85%	0.82	%(4)	0.82	%(4)	0.84	%(4)
Expenses after custodian fee reduction	0.87	%(3)	0.87%	0.84%	0.81	%(4)	0.82	%(4)	0.81	%(4)
Net investment income	3.90	%(3)	3.83%	3.74%	3.74%		3.76%		4.07%
Portfolio Turnover of the Portfolio	—		—	—	8	%(5)	13	%(5)	23	%(5)
Portfolio Turnover of the Fund	0	%(6)	18%	23%	16%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(6)  Amounts to less than 1%.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Limited Fund — Class B
	Six Months Ended September 30, 2007		Year Ended March 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$10.280		$10.230	$10.230	$10.500		$10.480		$10.050
Income (loss) from operations
Net investment income	$0.161		$0.317	$0.307	$0.310		$0.316		$0.340
Net realized and unrealized gain (loss)	(0.099)		0.040	(0.007)	(0.280)		0.018		0.433
Total income from operations	$0.062		$0.357	$0.300	$0.030		$0.334		$0.773
Less distributions
From net investment income	$(0.162)		$(0.307)	$(0.300)	$(0.300)		$(0.314)		$(0.343)
Total distributions	$(0.162)		$(0.307)	$(0.300)	$(0.300)		$(0.314)		$(0.343)
Net asset value — End of period	$10.180		$10.280	$10.230	$10.230		$10.500		$10.480
Total Return(2)	0.61	%(7)	3.54%	2.96%	0.28%		3.22%		7.84%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,431		$2,760	$5,925	$8,361		$8,944		$8,217
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.65	%(3)	1.64%	1.60%	1.57	%(4)	1.57	%(4)	1.59	%(4)
Expenses after custodian fee reduction	1.62	%(3)	1.62%	1.59%	1.56	%(4)	1.57	%(4)	1.56	%(4)
Net investment income	3.16	%(3)	3.08%	2.98%	3.00%		3.01%		3.28%
Portfolio Turnover of the Portfolio	—		—	—	8	%(5)	13	%(5)	23	%(5)
Portfolio Turnover of the Fund	0	%(6)	18%	23%	16%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(6)  Amounts to less than 1%.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Limited Fund — Class C
	Six Months Ended September 30, 2007		Year Ended March 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$9.700		$9.660	$9.650	$9.910		$9.890		$9.490
Income (loss) from operations
Net investment income	$0.152		$0.299	$0.291	$0.293		$0.298		$0.319
Net realized and unrealized gain (loss)	(0.089)		0.031	0.004	(0.268)		0.021		0.404
Total income from operations	$0.063		$0.330	$0.295	$0.025		$0.319		$0.723
Less distributions
From net investment income	$(0.153)		$(0.290)	$(0.285)	$(0.285)		$(0.299)		$(0.323)
Total distributions	$(0.153)		$(0.290)	$(0.285)	$(0.285)		$(0.299)		$(0.323)
Net asset value — End of period	$9.610		$9.700	$9.660	$9.650		$9.910		$9.890
Total Return(2)	0.66	%(8)	3.46%	3.07%	0.19	%(3)	3.24%		7.76%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$8,874		$9,612	$13,466	$17,467		$19,226		$12,883
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.64	%(4)	1.64%	1.60%	1.57	%(5)	1.57	%(5)	1.59	%(5)
Expenses after custodian fee reduction	1.61	%(4)	1.62%	1.59%	1.56	%(5)	1.57	%(5)	1.56	%(5)
Net investment income	3.15	%(4)	3.09%	2.99%	3.00%		3.00%		3.26%
Portfolio Turnover of the Portfolio	—		—	—	8	%(6)	13	%(6)	23	%(6)
Portfolio Turnover of the Fund	0	%(7)	18%	23%	16%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects a decrease of 0.06% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Annualized.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(7)  Amounts to less than 1%.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Limited Fund — Class A
	Six Months Ended September 30, 2007		Year Ended March 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$10.200		$10.110	$10.180	$10.460		$10.450		$9.980
Income (loss) from operations
Net investment income	$0.187		$0.372	$0.367	$0.370		$0.384		$0.413
Net realized and unrealized gain (loss)	(0.078)		0.092	(0.074)	(0.287)		0.013		0.483
Total income from operations	$0.109		$0.464	$0.293	$0.083		$0.397		$0.896
Less distributions
From net investment income	$(0.189)		$(0.374)	$(0.363)	$(0.363)		$(0.387)		$(0.426)
Total distributions	$(0.189)		$(0.374)	$(0.363)	$(0.363)		$(0.387)		$(0.426)
Net asset value — End of period	$10.120		$10.200	$10.110	$10.180		$10.460		$10.450
Total Return(2)	1.09	%(6)	4.66%	2.90%	0.79%		3.84%		9.17%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$46,993		$45,300	$47,407	$48,901		$47,567		$47,321
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.85	%(3)	0.84%	0.82%	0.82	%(4)	0.80	%(4)	0.85	%(4)
Expenses after custodian fee reduction	0.84	%(3)	0.82%	0.81%	0.81	%(4)	0.80	%(4)	0.83	%(4)
Net investment income	3.70	%(3)	3.65%	3.59%	3.59%		3.66%		4.01%
Portfolio Turnover of the Portfolio	—		—	—	13	%(5)	12	%(5)	22	%(5)
Portfolio Turnover of the Fund	8%		14%	7%	7%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(6)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Limited Fund — Class B
	Six Months Ended September 30, 2007		Year Ended March 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$10.200		$10.110	$10.170	$10.450		$10.430		$9.970
Income (loss) from operations
Net investment income	$0.150		$0.295	$0.289	$0.292		$0.304		$0.331
Net realized and unrealized gain (loss)	(0.090)		0.092	(0.066)	(0.289)		0.022		0.475
Total income from operations	$0.060		$0.387	$0.223	$0.003		$0.326		$0.806
Less distributions
From net investment income	$(0.150)		$(0.297)	$(0.283)	$(0.283)		$(0.306)		$(0.346)
Total distributions	$(0.150)		$(0.297)	$(0.283)	$(0.283)		$(0.306)		$(0.346)
Net asset value — End of period	$10.110		$10.200	$10.110	$10.170		$10.450		$10.430
Total Return(2)	0.60	%(6)	3.87%	2.20%	0.02%		3.16%		8.23%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,288		$3,648	$7,234	$10,350		$10,818		$9,127
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.60	%(3)	1.59%	1.57%	1.57	%(4)	1.55	%(4)	1.60	%(4)
Expenses after custodian fee reduction	1.59	%(3)	1.57%	1.56%	1.56	%(4)	1.55	%(4)	1.58	%(4)
Net investment income	2.95	%(3)	2.91%	2.83%	2.83%		2.91%		3.22%
Portfolio Turnover of the Portfolio	—		—	—	13	%(5)	12	%(5)	22	%(5)
Portfolio Turnover of the Fund	8%		14%	7%	7%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(6)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Limited Fund — Class C
	Six Months Ended September 30, 2007		Year Ended March 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$9.770		$9.690	$9.740	$10.020		$10.010		$9.560
Income (loss) from operations
Net investment income	$0.143		$0.284	$0.278	$0.280		$0.289		$0.316
Net realized and unrealized gain (loss)	(0.079)		0.081	(0.057)	(0.287)		0.017		0.465
Total income (loss) from operations	$0.064		$0.365	$0.221	$(0.007)		$0.306		$0.781
Less distributions
From net investment income	$(0.144)		$(0.285)	$(0.271)	$(0.273)		$(0.296)		$(0.331)
Total distributions	$(0.144)		$(0.285)	$(0.271)	$(0.273)		$(0.296)		$(0.331)
Net asset value — End of period	$9.690		$9.770	$9.690	$9.740		$10.020		$10.010
Total Return(2)	0.67	%(7)	3.81%	2.28%	(0.14	)%(3)	3.09%		8.32%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$13,687		$14,139	$19,901	$27,589		$28,195		$15,231
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.60	%(4)	1.59%	1.57%	1.57	%(5)	1.55	%(5)	1.60	%(5)
Expenses after custodian fee reduction	1.59	%(4)	1.57%	1.56%	1.56	%(5)	1.55	%(5)	1.58	%(5)
Net investment income	2.95	%(4)	2.91%	2.84%	2.83%		2.88%		3.20%
Portfolio Turnover of the Portfolio	—		—	—	13	%(6)	12	%(6)	22	%(6)
Portfolio Turnover of the Fund	8%		14%	7%	7%		—		—

(1)    Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects a decrease of 0.05% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Annualized.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Limited Fund — Class A
	Six Months Ended September 30, 2007		Year Ended March 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$10.210		$10.110	$10.100	$10.360		$10.300		$10.000
Income (loss) from operations
Net investment income	$0.192		$0.392	$0.371	$0.366		$0.379		$0.427
Net realized and unrealized gain (loss)	(0.086)		0.083	0.001	(0.266)		0.052		0.301
Total income from operations	$0.106		$0.475	$0.372	$0.100		$0.431		$0.728
Less distributions
From net investment income	$(0.196)		$(0.375)	$(0.362)	$(0.360)		$(0.371)		$(0.428)
Total distributions	$(0.196)		$(0.375)	$(0.362)	$(0.360)		$(0.371)		$(0.428)
Net asset value — End of period	$10.120		$10.210	$10.110	$10.100		$10.360		$10.300
Total Return(2)	1.06	%(7)	4.76%	3.74%	0.98%		4.22%		7.45%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$35,888		$37,031	$37,080	$43,424		$46,192		$39,572
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.90	%(3)	0.91%	0.88%	0.87	%(4)	0.84	%(4)	0.90	%(4)
Interest and fee expense(5)	0.04	%(3)	—	—	—		—		—
Total expenses before custodian fee reduction	0.94	%(3)	0.91%	0.88%	0.87%		0.84%		0.90%
Expenses after custodian fee reduction excluding interest and fees	0.89	%(3)	0.90%	0.87%	0.86	%(4)	0.84	%(4)	0.89	%(4)
Net investment income	3.79	%(3)	3.85%	3.66%	3.59%		3.66%		4.17%
Portfolio Turnover of the Portfolio	—		—	—	11	%(6)	11	%(6)	25	%(6)
Portfolio Turnover of the Fund	2%		18%	25%	14%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of Portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Limited Fund — Class B
	Six Months Ended September 30, 2007		Year Ended March 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$10.210		$10.100	$10.100	$10.350		$10.290		$9.990
Income (loss) from operations
Net investment income	$0.154		$0.316	$0.294	$0.290		$0.302		$0.343
Net realized and unrealized gain (loss)	(0.097)		0.093	(0.009)	(0.260)		0.051		0.306
Total income from operations	$0.057		$0.409	$0.285	$0.030		$0.353		$0.649
Less distributions
From net investment income	$(0.157)		$(0.299)	$(0.285)	$(0.280)		$(0.293)		$(0.349)
Total distributions	$(0.157)		$(0.299)	$(0.285)	$(0.280)		$(0.293)		$(0.349)
Net asset value — End of period	$10.110		$10.210	$10.100	$10.100		$10.350		$10.290
Total Return(2)	0.57	%(7)	4.09%	2.85%	0.30%		3.45%		6.63%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,823		$2,875	$5,992	$8,851		$10,211		$8,099
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.65	%(3)	1.66%	1.63%	1.62	%(4)	1.59	%(4)	1.65	%(4)
Interest and fee expense(5)	0.04	%(3)	—	—	—		—		—
Total expenses before custodian fee reduction	1.69	%(3)	1.66%	1.63%	1.62%		1.59%		1.65%
Expenses after custodian fee reduction excluding interest and fees	1.64	%(3)	1.65%	1.62%	1.61	%(4)	1.59	%(4)	1.64	%(4)
Net investment income	3.04	%(3)	3.11%	2.91%	2.84%		2.91%		3.35%
Portfolio Turnover of the Portfolio	—		—	—	11	%(6)	11	%(6)	25	%(6)
Portfolio Turnover of the Fund	2%		18%	25%	14%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of Portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Limited Fund — Class C
	Six Months Ended September 30, 2007 (Unaudited)(1)		Period Ended March 31, 2007(1)(2)
Net asset value — Beginning of period	$10.210		$10.110
Income (loss) from operations
Net investment income	$0.151		$0.210
Net realized and unrealized gain (loss)	(0.084)		0.089
Total income from operations	$0.067		$0.299
Less distributions
From net investment income	$(0.157)		$(0.199)
Total distributions	$(0.157)		$(0.199)
Net asset value — End of period	$10.120		$10.210
Total Return(3)	0.67	%(7)	2.84	%(7)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$87		$1
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.57	%(4)	1.63	%(4)
Interest and fee expense(5)	0.04%		—
Total expenses before custodian fee reduction	1.61%		1.63%
Expenses after custodian fee reduction excluding interest and fees	1.56	%(4)	1.62	%(4)
Net investment income	2.98	%(4)	3.09	%(4)
Portfolio Turnover of the Fund	2%		18	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, August 1, 2006 to March 31, 2007.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  For the Fund's fiscal year from April 1, 2006 to March 31, 2007.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Limited Fund — Class A
	Six Months Ended September 30, 2007		Year Ended March 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$10.600		$10.480	$10.540	$10.850		$10.770		$10.360
Income (loss) from operations
Net investment income	$0.202		$0.395	$0.388	$0.394		$0.400		$0.430
Net realized and unrealized gain (loss)	(0.121)		0.118	(0.059)	(0.315)		0.081		0.415
Total income from operations	$0.081		$0.513	$0.329	$0.079		$0.481		$0.845
Less distributions
From net investment income	$(0.201)		$(0.393)	$(0.389)	$(0.389)		$(0.401)		$(0.435)
Total distributions	$(0.201)		$(0.393)	$(0.389)	$(0.389)		$(0.401)		$(0.435)
Net asset value — End of period	$10.480		$10.600	$10.480	$10.540		$10.850		$10.770
Total Return(2)	0.77	%(7)	4.97%	3.15%	0.73%		4.51%		8.32%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$69,272		$72,201	$59,546	$62,843		$67,711		$60,721
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.82	%(3)	0.82%	0.82%	0.80	%(4)	0.79	%(4)	0.83	%(4)
Interest and fee expense(5)	0.01	%(3)	0.02%	—	—		—		—
Total expenses before custodian fee reduction	0.83	%(3)	0.84%	—	—		—		—
Expenses after custodian fee reduction excluding interest and fees	0.81	%(3)	0.81%	0.81%	0.80	%(4)	0.79	%(4)	0.81	%(4)
Net investment income	3.85	%(3)	3.73%	3.67%	3.69%		3.69%		4.03%
Portfolio Turnover of the Portfolio	—		—	—	7	%(6)	20	%(6)	18	%(6)
Portfolio Turnover of the Fund	2%		22%	22%	12%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Limited Fund — Class B
	Six Months Ended September 30, 2007		Year Ended March 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$10.590		$10.470	$10.530	$10.840		$10.760		$10.340
Income (loss) from operations
Net investment income	$0.162		$0.317	$0.308	$0.314		$0.318		$0.346
Net realized and unrealized gain (loss)	(0.122)		0.117	(0.061)	(0.317)		0.081		0.428
Total income (loss) from operations	$0.040		$0.434	$0.247	$(0.003)		$0.399		$0.774
Less distributions
From net investment income	$(0.160)		$(0.314)	$(0.307)	$(0.307)		$(0.319)		$(0.354)
Total distributions	$(0.160)		$(0.314)	$(0.307)	$(0.307)		$(0.319)		$(0.354)
Net asset value — End of period	$10.470		$10.590	$10.470	$10.530		$10.840		$10.760
Total Return(2)	0.39	%(7)	4.19%	2.36%	(0.03)%		3.73%		7.61%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,375		$4,457	$8,978	$12,518		$15,389		$14,227
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.57	%(3)	1.56%	1.57%	1.55	%(4)	1.54	%(4)	1.58	%(4)
Interest and fee expense(5)	0.01	%(3)	0.02%	—	—		—		—
Total expenses before custodian fee reduction	1.58	%(3)	1.58%	—	—		—		—
Expenses after custodian fee reduction excluding interest and fees	1.56	%(3)	1.57%	1.56%	1.55	%(4)	1.54	%(4)	1.56	%(4)
Net investment income	3.09	%(3)	3.00%	2.92%	2.94%		2.93%		3.24%
Portfolio Turnover of the Portfolio	—		—	—	7	%(6)	20	%(6)	18	%(6)
Portfolio Turnover of the Fund	2%		22%	22%	12%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Limited Fund — Class C
	Six Months Ended September 30, 2007		Year Ended March 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$10.070		$9.960	$10.020	$10.310		$10.230		$9.840
Income (loss) from operations
Net investment income	$0.155		$0.301	$0.294	$0.299		$0.301		$0.324
Net realized and unrealized gain (loss)	(0.113)		0.107	(0.062)	(0.299)		0.081		0.401
Total income from operations	$0.042		$0.408	$0.232	$—		$0.382		$0.725
Less distributions
From net investment income	$(0.152)		$(0.298)	$(0.292)	$(0.290)		$(0.302)		$(0.335)
Total distributions	$(0.152)		$(0.298)	$(0.292)	$(0.290)		$(0.302)		$(0.335)
Net asset value — End of period	$9.960		$10.070	$9.960	$10.020		$10.310		$10.230
Total Return(2)	0.43	%(8)	4.14%	2.32%	(0.07	)%(3)	3.76%		7.49%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$21,420		$22,155	$26,477	$36,837		$42,627		$27,781
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.57	%(4)	1.56%	1.57%	1.55	%(5)	1.54	%(5)	1.58	%(5)
Interest and fee expense(6)	0.01	%(4)	0.02%	—	—		—		—
Total expenses before custodian fee reduction	1.58	%(4)	1.58%	—	—		—		—
Expenses after custodian fee reduction excluding interest and fees	1.56	%(4)	1.57%	1.56%	1.55	%(5)	1.54	%(5)	1.56	%(5)
Net investment income	3.10	%(4)	3.00%	2.92%	2.94%		2.92%		3.19%
Portfolio Turnover of the Portfolio	—		—	—	7	%(7)	20	%(7)	18	%(7)
Portfolio Turnover of the Fund	2%		22%	22%	12%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects a decrease of 0.06% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Annualized.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(8)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Limited Fund — Class A
	Six Months Ended September 30, 2007		Year Ended March 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$9.680		$9.620	$9.740	$10.020		$10.010		$9.590
Income (loss) from operations
Net investment income	$0.175		$0.349	$0.346	$0.363		$0.361		$0.392
Net realized and unrealized gain (loss)	(0.077)		0.061	(0.104)	(0.293)		0.014		0.410
Total income from operations	$0.098		$0.410	$0.242	$0.070		$0.375		$0.802
Less distributions
From net investment income	$(0.178)		$(0.350)	$(0.362)	$(0.350)		$(0.365)		$(0.382)
Total distributions	$(0.178)		$(0.350)	$(0.362)	$(0.350)		$(0.365)		$(0.382)
Net asset value — End of period	$9.600		$9.680	$9.620	$9.740		$10.020		$10.010
Total Return(2)	1.03	%(6)	4.33%	2.50%	0.70%		3.80%		8.52%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$19,934		$19,144	$17,286	$16,783		$20,404		$18,313
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.02	%(3)	1.03%	1.04%	1.05	%(4)	0.99	%(4)	1.03	%(4)
Expenses after custodian fee reduction	1.00	%(3)	0.99%	1.02%	1.04	%(4)	0.99	%(4)	1.02	%(4)
Net investment income	3.64	%(3)	3.60%	3.55%	3.68%		3.61%		3.96%
Portfolio Turnover of the Portfolio	—		—	—	6	%(5)	28	%(5)	12	%(5)
Portfolio Turnover of the Fund	3%		10%	13%	7%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(6)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Limited Fund — Class B
	Six Months Ended September 30, 2007		Year Ended March 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$9.670		$9.610	$9.730	$10.010		$10.000		$9.590
Income (loss) from operations
Net investment income	$0.139		$0.278	$0.274	$0.289		$0.286		$0.314
Net realized and unrealized gain (loss)	(0.078)		0.059	(0.109)	(0.294)		0.017		0.407
Total income (loss) from operations	$0.061		$0.337	$0.165	$(0.005)		$0.303		$0.721
Less distributions
From net investment income	$(0.141)		$(0.277)	$(0.285)	$(0.275)		$(0.293)		$(0.311)
Total distributions	$(0.141)		$(0.277)	$(0.285)	$(0.275)		$(0.293)		$(0.311)
Net asset value — End of period	$9.590		$9.670	$9.610	$9.730		$10.010		$10.000
Total Return(2)	0.64	%(6)	3.56%	1.73%	(0.05)%		3.06%		7.64%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$222		$438	$880	$2,159		$2,623		$2,768
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.77	%(3)	1.78%	1.79%	1.80	%(4)	1.74	%(4)	1.78	%(4)
Expenses after custodian fee reduction	1.75	%(3)	1.74%	1.77%	1.79	%(4)	1.74	%(4)	1.77	%(4)
Net investment income	2.90	%(3)	2.88%	2.81%	2.94%		2.86%		3.17%
Portfolio Turnover of the Portfolio	—		—	—	6	%(5)	28	%(5)	12	%(5)
Portfolio Turnover of the Fund	3%		10%	13%	7%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(6)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Limited Fund — Class C
	Six Months Ended September 30, 2007 (Unaudited)(1)		Period Ended March 31, 2007(1)(2)
Net asset value — Beginning of period	$9.670		$9.600
Income (loss) from operations
Net investment income	$0.140		$0.181
Net realized and unrealized gain (loss)	(0.089)		0.072
Total income from operations	$0.051		$0.254
Less distributions
From net investment income	$(0.141)		$(0.184)
Total distributions	$(0.141)		$(0.184)
Net asset value — End of period	$9.580		$9.670
Total Return(3)	0.54	%(6)	2.53	%(6)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1		$1
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.75	%(4)	1.78	%(4)
Expenses after custodian fee reduction	1.75	%(4)	1.74	%(4)
Net investment income	2.92	%(4)	2.81	%(4)
Portfolio Turnover of the Fund	3%		10	%(5)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, August 1, 2006 to March 31, 2007.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  For the Fund's fiscal year from April 1, 2006 to March 31, 2007.

(6)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Limited Fund — Class A
	Six Months Ended September 30, 2007		Year Ended March 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$10.360		$10.270	$10.280	$10.550		$10.470		$10.130
Income (loss) from operations
Net investment income	$0.198		$0.396	$0.394	$0.402		$0.406		$0.440
Net realized and unrealized gain (loss)	(0.087)		0.087	(0.004)	(0.272)		0.084		0.349
Total income from operations	$0.111		$0.483	$0.390	$0.130		$0.490		$0.789
Less distributions
From net investment income	$(0.201)		$(0.393)	$(0.400)	$(0.400)		$(0.410)		$(0.449)
Total distributions	$(0.201)		$(0.393)	$(0.400)	$(0.400)		$(0.410)		$(0.449)
Net asset value — End of period	$10.270		$10.360	$10.270	$10.280		$10.550		$10.470
Total Return(2)	1.08	%(6)	4.78%	3.84%	1.25%		4.72%		7.97%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$39,567		$33,998	$34,592	$33,611		$35,175		$33,580
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.88	%(3)	0.88%	0.87%	0.88	%(4)	0.85	%(4)	0.89	%(4)
Expenses after custodian fee reduction	0.86	%(3)	0.86%	0.85%	0.87	%(4)	0.85	%(4)	0.87	%(4)
Net investment income	3.85	%(3)	3.83%	3.82%	3.86%		3.85%		4.24%
Portfolio Turnover of the Portfolio	—		—	—	0	%(5)	8	%(5)	3	%(5)
Portfolio Turnover of the Fund	8%		11%	22%	6%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(6)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Limited Fund — Class B
	Six Months Ended September 30, 2007		Year Ended March 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$10.360		$10.270	$10.280	$10.550		$10.460		$10.120
Income (loss) from operations
Net investment income	$0.161		$0.319	$0.317	$0.323		$0.327		$0.355
Net realized and unrealized gain (loss)	(0.090)		0.087	(0.005)	(0.273)		0.093		0.354
Total income from operations	$0.071		$0.406	$0.312	$0.050		$0.420		$0.709
Less distributions
From net investment income	$(0.161)		$(0.316)	$(0.322)	$(0.320)		$(0.330)		$(0.369)
Total distributions	$(0.161)		$(0.316)	$(0.322)	$(0.320)		$(0.330)		$(0.369)
Net asset value — End of period	$10.270		$10.360	$10.270	$10.280		$10.550		$10.460
Total Return(2)	0.70	%(6)	4.01%	3.06%	0.48%		4.04%		7.14%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,912		$3,714	$6,962	$8,957		$10,273		$9,313
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.63	%(3)	1.63%	1.62%	1.63	%(4)	1.60	%(4)	1.64	%(4)
Expenses after custodian fee reduction	1.61	%(3)	1.61%	1.60%	1.62	%(4)	1.60	%(4)	1.62	%(4)
Net investment income	3.12	%(3)	3.08%	3.07%	3.11%		3.10%		3.42%
Portfolio Turnover of the Portfolio	—		—	—	0	%(5)	8	%(5)	3	%(5)
Portfolio Turnover of the Fund	8%		11%	22%	6%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(6)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Limited Fund — Class C
	Six Months Ended September 30, 2007		Year Ended March 31,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)		2003(1)
Net asset value — Beginning of period	$9.820		$9.740	$9.750	$10.000		$9.910		$9.590
Income (loss) from operations
Net investment income	$0.152		$0.302	$0.300	$0.307		$0.308		$0.339
Net realized and unrealized gain (loss)	(0.079)		0.078	(0.006)	(0.257)		0.091		0.330
Total income from operations	$0.073		$0.380	$0.294	$0.050		$0.399		$0.669
Less distributions
From net investment income	$(0.153)		$(0.300)	$(0.304)	$(0.300)		$(0.309)		$(0.349)
Total distributions	$(0.153)		$(0.300)	$(0.304)	$(0.300)		$(0.309)		$(0.349)
Net asset value — End of period	$9.740		$9.820	$9.740	$9.750		$10.000		$9.910
Total Return(2)	0.76	%(7)	3.95%	3.05%	0.44	%(3)	4.06%		7.11%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$13,386		$14,209	$15,894	$16,670		$21,398		$15,188
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.62	%(4)	1.63%	1.62%	1.63	%(5)	1.60	%(5)	1.64	%(5)
Expenses after custodian fee reduction	1.60	%(4)	1.61%	1.60%	1.62	%(5)	1.60	%(5)	1.62	%(5)
Net investment income	3.12	%(4)	3.08%	3.07%	3.12%		3.08%		3.44%
Portfolio Turnover of the Portfolio	—		—	—	0	%(6)	8	%(6)	3	%(6)
Portfolio Turnover of the Fund	8%		11%	22%	6%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects a decrease of 0.06% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Annualized.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(7)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Investment Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eight Funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Limited Maturity Municipals Fund (California Limited Fund), Eaton Vance Florida Limited Maturity Municipals Fund (Florida Limited Fund), Eaton Vance Massachusetts Limited Maturity Municipals Fund (Massachusetts Limited Fund), Eaton Vance New Jersey Limited Maturity Municipals Fund (New Jersey Limited Fund), Eaton Vance New York Limited Maturity Municipals Fund (New York Limited Fund), Eaton Vance Ohio Limited Maturity Municipals Fund (Ohio Limited Fund) and Eaton Vance Pennsylvania Limited Maturity Municipals Fund (Pennsylvania Limited Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide a high level of current income exempt from regular federal income tax and from particular state or local income or other taxes, (as applicable) with limited principal fluctuation. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares of each Fund held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares as described in the Funds' prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Interest rate swaps are generally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available, and investments for which the price of a security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At March 31, 2007, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce each Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Fund	Amount	Expires
California Limited	$46,725	March 31, 2011

	13,351	March 31, 2012

	384,970	March 31, 2013

	176,040	March 31, 2015

Florida Limited	52,567	March 31, 2009

	200,399	March 31, 2011

	995,128	March 31, 2013

	25,590	March 31, 2015

Massachusetts Limited	398,029	March 31, 2011

	393,962	March 31, 2012

	1,336,686	March 31, 2013

	25,938	March 31, 2014

New Jersey Limited	144,929	March 31, 2011

	298,472	March 31, 2012

	728,451	March 31, 2013

New York Limited	144,635	March 31, 2011

	483,774	March 31, 2012

	1,522,094	March 31, 2013

	97,867	March 31, 2015

Ohio Limited	36,233	March 31, 2009

	69,085	March 31, 2010

	366,442	March 31, 2011

	60,692	March 31, 2012

	358,602	March 31, 2013

	19,117	March 31, 2014

	37,955	March 31, 2015

Pennsylvania Limited	35,625	March 31, 2009

	59,482	March 31, 2010

	400,339	March 31, 2011

	154,413	March 31, 2012

	954,523	March 31, 2013

	29,139	March 31, 2015

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of September 30, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund's custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund's

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, whereby a Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special Purpose Vehicle (which is generally organized as a trust), (the SPV) set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. Pursuant to FASB Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" (FAS 140), the Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments, and the Floating Rate Notes as a liability under the caption "Payable for floating rate notes issued" in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds' liability with respect to Floating Rate Notes is recorded as incurred. At September 30, 2007, the Funds had no Floating Rate Notes outstanding.

The Funds' investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. The Funds' investment policies do not allow the Funds to borrow money for purposes of making investments. Management believes that the Funds' restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FAS 140, which is distinct from a legal borrowing of the Funds to which the policies apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Funds may enter into financial futures contracts. The Funds' investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Fund bears the risk if the counterparties do not perform under the contracts' terms.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Interim Financial Statements — The interim financial statements relating to September 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net income of each Fund is determined daily and substantially all of the net income so determined is

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. For the six months ended September 30, 2007, advisory fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

Fund	Amount	Effective Annual Rate
California Limited	$82,168	0.43%
Florida Limited	95,381	0.44%
Massachusetts Limited	134,975	0.43%
New Jersey Limited	85,104	0.44%
New York Limited	210,152	0.44%
Ohio Limited	43,759	0.44%
Pennsylvania Limited	112,958	0.44%

EVM serves as the Administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), the Funds' principal underwriter and a subsidiary of EVM, receives a portion of the sales charge on sales of Class A shares of the Funds. EVD also receives distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended September 30, 2007 were as follows:

Fund	Sub-Transfer Agent Fees	EVD's Class A Sales Charges
California Limited	$282	$326
Florida Limited	485	297
Massachusetts Limited	930	2,325
New Jersey Limited	604	1,974
New York Limited	1,328	893
Ohio Limited	239	1,035
Pennsylvania Limited	795	692

Except for Trustees of the Funds who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment advisory fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the six months ended September 30, 2007, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of each Fund's average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2007 for Class A shares amounted to the following:

Fund	Class A Distribution and Service Fees
California Limited	$27,335
Florida Limited	24,057
Massachusetts Limited	34,509
New Jersey Limited	27,370
New York Limited	53,238
Ohio Limited	14,737
Pennsylvania Limited	26,194

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% (3-1/2% for Ohio Limited Fund) and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended September 30, 2007, the Funds paid or accrued to EVD the following distribution fees, each representing 0.75% (annualized) of the average daily net assets of each Fund's Class B and Class C shares:

Fund	Class B Distribution Fees	Class C Distribution Fees
California Limited	$2,670	$2,058
Florida Limited	7,293	34,745
Massachusetts Limited	10,492	51,471
New Jersey Limited	8,658	56
New York Limited	11,600	81,354
Ohio Limited	1,082	4
Pennsylvania Limited	9,874	51,690

At September 30, 2007, the amounts of Uncovered Distribution Charges of EVD calculated under the Plans for Class B and Class C shares were approximately as follows:

Fund	Class B	Class C
California Limited	$490,000	$49,000
Florida Limited	931,000	9,103,000
Massachusetts Limited	530,000	4,548,000
New Jersey Limited	519,000	5,000
New York Limited	781,000	5,489,000
Ohio Limited	812,000	60
Pennsylvania Limited	350,000	5,521,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that Class. The Trustees approved service fee payments equal to 0.15% per annum of each Fund's average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended September 30, 2007 amounted to the following:

Fund	Class B Service Fees	Class C Service Fees
California Limited	$534	$412
Florida Limited	1,459	6,950
Massachusetts Limited	2,098	10,294
New Jersey Limited	1,732	11
New York Limited	2,320	16,271
Ohio Limited	216	1
Pennsylvania Limited	1,975	10,338

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending upon the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining half a percentage point in the second and third year and one percentage point in the fourth year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Charges calculated under each Fund's Class B and Class C Plans. CDSC received on Class B and Class C redemptions when no Uncovered Distribution Charges exist will be credited to each Fund. For the six months ended September 30, 2007, the Funds were informed that EVD received approximately the following amounts of CDSC paid by Class A, Class B and Class C shareholders:

Fund	Class A	Class B	Class C
California Limited	$—	$200	$3,000
Florida Limited	9,000	3,000	2,000
Massachusetts Limited	—	2,000	10
New Jersey Limited	—	3,000	—
New York Limited	—	2,000	1,000
Ohio Limited	200	—	—
Pennsylvania Limited	—	2,000	1,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended September 30, 2007 were as follows:

Fund	Purchases	Sales
California Limited	$7,259,859	$5,920,271
Florida Limited	84,150	4,068,234
Massachusetts Limited	4,865,314	6,297,969
New Jersey Limited	946,580	2,648,039
New York Limited	2,091,720	7,416,549
Ohio Limited	988,188	525,670
Pennsylvania Limited	6,051,788	3,916,649

7  Shares of Beneficial Interest

Each Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

California Limited

Class A	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Sales	555,279	885,242
Issued to shareholders electing to receive payments of distributions in Fund shares	26,728	68,920
Redemptions	(350,305)	(913,214)
Exchange from Class B shares	28,679	137,628
Net increase	260,381	178,576

Class B	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Sales	23,060	22,186
Issued to shareholders electing to receive payments of distributions in Fund shares	564	2,642
Redemptions	(6,018)	(73,487)
Exchange to Class A shares	(28,767)	(138,016)
Net decrease	(11,161)	(186,675)
Class C	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Sales	34,444	53,588
Issued to shareholders electing to receive payments of distributions in Fund shares	151	82
Redemptions	(44,529)	—
Net increase (decrease)	(9,934)	53,670

Florida Limited

Class A	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Sales	164,601	247,633
Issued to shareholders electing to receive payments of distributions in Fund shares	32,142	57,258
Redemptions	(492,160)	(800,980)
Exchange from Class B shares	127,990	224,172
Net decrease	(167,427)	(271,917)
Class B	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Sales	32,491	10,293
Issued to shareholders electing to receive payments of distributions in Fund shares	1,932	7,589
Redemptions	(34,441)	(104,429)
Exchange to Class A shares	(127,905)	(224,112)
Net decrease	(127,923)	(310,659)

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class C	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Sales	51,867	85,336
Issued to shareholders electing to receive payments of distributions in Fund shares	5,790	11,532
Redemptions	(124,529)	(500,722)
Net decrease	(66,872)	(403,854)

Massachusetts Limited

Class A	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Sales	707,019	609,858
Issued to shareholders electing to receive payments of distributions in Fund shares	52,474	91,267
Redemptions	(674,807)	(1,226,636)
Exchange from Class B shares	119,088	277,608
Net increase (decrease)	203,774	(247,903)
Class B	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Sales	882	27,178
Issued to shareholders electing to receive payments of distributions in Fund shares	2,463	9,818
Redemptions	(15,797)	(117,194)
Exchange to Class A shares	(119,073)	(277,816)
Net decrease	(131,525)	(358,014)
Class C	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Sales	63,515	114,101
Issued to shareholders electing to receive payments of distributions in Fund shares	13,858	30,463
Redemptions	(112,124)	(752,323)
Net decrease	(34,751)	(607,759)

New Jersey Limited

Class A	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Sales	172,063	172,350
Issued to shareholders electing to receive payments of distributions in Fund shares	45,161	88,084
Redemptions	(377,166)	(574,341)
Exchange from Class B shares	81,962	270,340
Net decrease	(77,980)	(43,567)
Class B	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Sales	3,524	25,653
Issued to shareholders electing to receive payments of distributions in Fund shares	2,275	7,995
Redemptions	(25,130)	(74,738)
Exchange to Class A shares	(81,960)	(270,363)
Net decrease	(101,291)	(311,453)
Class C	Six Months Ended September 30, 2007 (Unaudited)	Period Ended March 31, 2007(1)
Sales	8,460	99
Issued to shareholders electing to receive payments of distributions in Fund shares	10	2
Net increase	8,470	101

New York Limited

Class A	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Sales	448,360	1,754,360
Issued to shareholders electing to receive payments of distributions in Fund shares	95,061	164,485
Redemptions	(949,500)	(1,116,146)
Exchange from Class B shares	203,238	328,644
Net increase (decrease)	(202,841)	1,131,343

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class B	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Sales	25,749	46,875
Issued to shareholders electing to receive payments of distributions in Fund shares	3,044	12,301
Redemptions	(19,506)	(166,834)
Exchange to Class A shares	(203,306)	(328,737)
Net decrease	(194,019)	(436,395)
Class C	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Sales	93,541	247,041
Issued to shareholders electing to receive payments of distributions in Fund shares	19,617	41,346
Redemptions	(162,166)	(746,861)
Net decrease	(49,008)	(458,474)

Ohio Limited

Class A	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Sales	252,038	382,699
Issued to shareholders electing to receive payments of distributions in Fund shares	19,255	32,780
Redemptions	(194,013)	(273,939)
Exchange from Class B shares	22,498	38,263
Net increase	99,778	179,803
Class B	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Sales	89	3,299
Issued to shareholders electing to receive payments of distributions in Fund shares	339	1,472
Redemptions	(90)	(12,738)
Exchange to Class A shares	(22,517)	(38,315)
Net decrease	(22,179)	(46,282)

Class C	Six Months Ended September 30, 2007 (Unaudited)	Period Ended March 31, 2007(1)
Sales	—	104
Issued to shareholders electing to receive payments of distributions in Fund shares	2	2
Net increase	2	106

Pennsylvania Limited

Class A	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Sales	607,048	189,884
Issued to shareholders electing to receive payments of distributions in Fund shares	37,158	70,290
Redemptions	(207,918)	(598,714)
Exchange from Class B shares	133,405	253,116
Net increase (decrease)	569,693	(85,424)
Class B	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Sales	589	20,630
Issued to shareholders electing to receive payments of distributions in Fund shares	2,390	8,684
Redemptions	(41,974)	(95,404)
Exchange to Class A shares	(133,394)	(253,007)
Net decrease	(172,389)	(319,097)
Class C	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Sales	83,333	227,581
Issued to shareholders electing to receive payments of distributions in Fund shares	9,220	20,524
Redemptions	(165,028)	(433,177)
Net decrease	(72,475)	(185,072)

(1)  Class C of the New Jersey Limited Fund and Ohio Limited Fund commenced operations on August 1, 2006.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2007, as determined on a federal income tax basis, were as follows:

California Limited
Aggregate cost	$36,980,400
Gross unrealized appreciation	$1,404,991
Gross unrealized depreciation	(49,225)
Net unrealized appreciation	$1,355,766
Florida Limited
Aggregate cost	$39,508,571
Gross unrealized appreciation	$1,527,037
Gross unrealized depreciation	(95,772)
Net unrealized appreciation	$1,431,265
Massachusetts Limited
Aggregate cost	$59,925,603
Gross unrealized appreciation	$2,139,153
Gross unrealized depreciation	(125,644)
Net unrealized appreciation	$2,013,509
New Jersey Limited
Aggregate cost	$36,178,939
Gross unrealized appreciation	$1,557,950
Gross unrealized depreciation	(26,343)
Net unrealized appreciation	$1,531,607
New York Limited
Aggregate cost	$89,405,941
Gross unrealized appreciation	$2,939,529
Gross unrealized depreciation	(260,162)
Net unrealized appreciation	$2,679,367

Ohio Limited
Aggregate cost	$19,173,059
Gross unrealized appreciation	$812,822
Gross unrealized depreciation	(31,517)
Net unrealized appreciation	$781,305
Pennsylvania Limited
Aggregate cost	$51,379,311
Gross unrealized appreciation	$2,196,656
Gross unrealized depreciation	(171,138)
Net unrealized appreciation	$2,025,518

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Funds did not have any significant borrowings or allocated fees during the six months ended September 30, 2007.

10  Overdraft Advances

Pursuant to the respective custodian agreements, SSBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund's assets to the extent of any overdraft. At September 30, 2007, the New Jersey Limited Fund, New York Limited Fund and Ohio Limited Fund had a balance outstanding pursuant to the foregoing arrangement of $78,350, $37,222 and $203, respectively.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

11  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments may include financial futures contracts, options on financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2007 is as follows:

Futures Contracts

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
California		68 U.S.
Limited	12/07	Treasury Bond	Short	$(7,602,481)	$(7,571,375)	$31,106
Florida		54 U.S.
Limited	12/07	Treasury Note	Short	$(5,898,890)	$(5,901,188)	$(2,298)
		16 U.S.
	12/07	Treasury Bond	Short	$(1,787,664)	$(1,781,500)	$6,164
Massachusetts		41 U.S.
Limited	12/07	Treasury Note	Short	$(4,478,786)	$(4,480,531)	$(1,745)
		62 U.S.
	12/07	Treasury Bond	Short	$(6,921,610)	$(6,903,313)	$18,297
New Jersey		45 U.S.
Limited	12/07	Treasury Note	Short	$(4,915,741)	$(4,917,656)	$(1,915)
		42 U.S.
	12/07	Treasury Bond	Short	$(4,692,618)	$(4,676,438)	$16,180
New York		94 U.S.
Limited	12/07	Treasury Note	Short	$(10,268,437)	$(10,272,438)	$(4,001)
		73 U.S.
	12/07	Treasury Bond	Short	$(8,156,217)	$(8,128,094)	$28,123
Ohio		25 U.S.
Limited	12/07	Treasury Note	Short	$2,730,967	$(2,732,031)	$(1,064)
		10 U.S.
	12/07	Treasury Bond	Short	$(1,113,927)	$(1,113,438)	$489
Pennsylvania		40 U.S.
Limited	12/07	Treasury Note	Short	$(4,369,547)	$(4,371,250)	$(1,703)
		49 U.S.
	12/07	Treasury Bond	Short	$(5,474,721)	$(5,455,844)	$18,878

At September 30, 2007, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

12  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Eaton Vance Limited Maturity Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended

Eaton Vance Limited Maturity Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  Eaton Vance California Limited Maturity Municipals Fund

•  Eaton Vance Florida Limited Maturity Municipals Fund

•  Eaton Vance Massachusetts Limited Maturity Municipals Fund

•  Eaton Vance New Jersey Limited Maturity Municipals Fund

•  Eaton Vance New York Limited Maturity Municipals Fund

•  Eaton Vance Ohio Limited Maturity Municipals Fund

•  Eaton Vance Pennsylvania Limited Maturity Municipals Fund

(the "Funds"), each with Boston Management and Research (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreements for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance Limited Maturity Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2006 for each Fund in operation over such periods. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by each Fund (referred to collectively as "management fees"). As part of its review, the Board considered each Fund's management fee and total expense ratio for the one year period ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and, if applicable, its affiliates in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Limited Maturity Municipals Funds

INVESTMENT MANAGEMENT

Limited Maturity Municipals Funds

Officers
Cynthia J. Clemson
President
William H. Ahern, Jr.
Vice President
Craig R. Brandon
Vice President
Robert B. MacIntosh
Vice President
Thomas M. Metzold
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

Investment Adviser of the Eaton Vance Limited Maturity Municipals Funds
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Limited Maturity Municipals Funds
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Investment Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks, and charges and expenses. The Funds' current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

442-11/07  7LTFSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	November 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 9, 2007

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	November 9, 2007